                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                           ENDED AUGUST 31, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)



CALIFORNIA TAX-FREE INCOME FUND
FLORIDA TAX-FREE INCOME FUND
NEW YORK TAX-FREE INCOME FUND
OHIO TAX-FREE INCOME FUND

Kemper State Tax-Free
Income Series

             "... Despite an environment of rising interest rates,
                 municipal bonds held up relatively well. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
Economic Overview
6
Management Team
7
Performance Update
9
Terms to Know
10
California's Performance Update, Portfolio Statistics and Portfolio
of Investments
21
Florida's Performance Update, Portfolio Statistics and Portfolio of Investments
27
New York's Performance Update, Portfolio Statistics and Portfolio of Investments


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 1999
(UNADJUSTED FOR SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

CLASS A                                 -1.07%
CLASS B                                 -1.90%
CLASS C                                 -1.91%
LIPPER CALIFORNIA TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*          -1.49%
--------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

CLASS A                                 -2.13%
CLASS B                                 -2.85%
CLASS C                                 -2.84%
LIPPER FLORIDA TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*          -1.48%

--------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------

CLASS A                                 -1.52%
CLASS B                                 -2.44%
CLASS C                                 -2.33%
LIPPER NEW YORK TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*          -1.64%
--------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

CLASS A                                 -0.66%
CLASS B                                 -1.55%
CLASS C                                 -1.48%
LIPPER OHIO TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*          -0.97%

Returns are historical and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------
                                     AS OF       AS OF
                                    8/31/99     8/31/98
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS A                  $7.10       $7.65
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B                  $7.11       $7.66
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C                  $7.05       $7.60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

                                     AS OF       AS OF
                                    8/31/99     8/31/98
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE
INCOME FUND CLASS A                  $9.72      $10.62
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE
INCOME FUND CLASS B                  $9.71      $10.60
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE
INCOME FUND CLASS C                  $9.71      $10.60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------

                                     AS OF       AS OF
                                    8/31/99     8/31/98
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE
INCOME FUND CLASS A                 $10.22      $11.11
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE
INCOME FUND CLASS B                 $10.23      $11.13
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE
INCOME FUND CLASS C                 $10.21      $11.10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

                                     AS OF       AS OF
                                    8/31/99     8/31/98
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS A                         $9.97      $10.54
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS B                         $9.97      $10.54
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS C                         $9.97      $10.54
--------------------------------------------------------------------------------

CONTENTS
34
Ohio's Performance Update, Portfolios Statistics and Portfolio of Investments
40
Report of Independent Auditors
41
Financial Statements
44
Notes to Financial Statements
50
Financial Highlights


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS'
LIPPER RANKINGS AS OF 8/31/99*
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL DEBT FUND CATEGORY
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR              #32 of 106 funds     #72 of 106 funds     #73 of 106 funds
--------------------------------------------------------------------------------
5-YEAR              #29 of 72 funds      #54 of 72 funds      #59 of 72 funds
--------------------------------------------------------------------------------
10-YEAR             #13 of 35 funds            N/A                 N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA MUNICIPAL DEBT FUND CATEGORY
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR              #49 of 63 funds      #61 of 63 funds      #60 of 63 funds
--------------------------------------------------------------------------------
5-YEAR              #16 of 40 funds      #36 of 40 funds      #35 of 40 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL DEBT FUND CATEGORY
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR              #47 of 97 funds      #84 of 97 funds      #82 of 97 funds
--------------------------------------------------------------------------------
5-YEAR              #28 of 65 funds      #57 of 65 funds      #58 of 65 funds
--------------------------------------------------------------------------------
10-YEAR              #9 of 32 funds            N/A                 N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO MUNICIPAL DEBT FUND CATEGORY
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR              #20 of 51 funds      #39 of 51 funds      #38 of 51 funds
--------------------------------------------------------------------------------
5-YEAR               #6 of 38 funds      #27 of 38 funds      #26 of 38 funds
--------------------------------------------------------------------------------

*Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Rankings are historical and do not reflect future performance.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE
FUNDS AS OF AUGUST 31, 1999.

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.3433              $0.2800              $0.2809
--------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0271              $0.0221              $0.0203
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        4.30%                3.50%                3.24%
--------------------------------------------------------------------------------
SEC YIELD+:                4.03%                3.38%                3.19%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:      7.06%                5.92%                5.59%
--------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 42.9%
(COMBINED CALIFORNIA STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4721              $0.3870              $0.3887
--------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0386              $0.0319              $0.0320
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        4.47%                3.69%                3.70%
--------------------------------------------------------------------------------
SEC YIELD+:                4.19%                3.44%                3.45%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:      6.66%                5.47%                5.48%
--------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 37.1%
(COMBINED FLORIDA STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4852              $0.3928              $0.3968
--------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0377              $0.0301              $0.0304
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        4.15%                3.31%                3.35%
--------------------------------------------------------------------------------
SEC YIELD+:                4.10%                3.40%                3.46%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:      7.35%                6.09%                6.20%
--------------------------------------------------------------------------------
BASED ON A MARGINAL INCOME TAX RATE OF 44.2%
(COMBINED NEW YORK STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4583              $0.3756              $0.3713
--------------------------------------------------------------------------------
AUGUST DIVIDEND:        $0.0371              $0.0305              $0.0288
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        4.19%                3.44%                3.25%
--------------------------------------------------------------------------------
SEC YIELD+:                4.06%                3.47%                3.29%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:      6.90%                5.90%                5.60%
--------------------------------------------------------------------------------
BASED ON A MARGINAL INCOME TAX RATE OF 41.2%
(COMBINED OHIO STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1999. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1999 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax. Yields and distribution rates are historical and will fluctuate.

ECONOMIC OVERVIEW

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

  Interest rates have consumed investors' attention for the past six months, but immediate concerns of rate hikes came to a halt in October when the Federal Reserve Board declined to raise its key interest rate, the overnight bank lending rate, for a third time this year. To gain a better understanding of how the Fed's recent interest rate decisions affect the economic outlook for the remainder of 1999, let's review some of the economic events of the past few months.

  Talk of rising interest rates began last spring, and on June 30 the Fed boosted its key interest rate -- the overnight bank lending rate -- one quarter of a point (0.25%). With this move the Fed said it was not inclined to increase rates again soon, although it noted that it was alert to the potential emergence of inflationary pressures that could undermine economic growth.

  Talk of a second hike began in July after Fed Chairman Alan Greenspan's commentary to the House Banking Committee, which was part of the Fed's twice-yearly outlook report required by the Humphrey-Hawkins Full Employment and Balanced Growth Act of 1978. While Greenspan didn't say that the Fed definitely would raise the overnight bank lending rate at its next meeting, the tone of his report included more warnings than expected about the need to follow the June rate increase with another. Speculation became reality at the Aug. 24 Fed meeting, when the Fed once again raised the overnight bank lending rate by one quarter of a point (0.25%).

  While many investors were frustrated by the rate hikes when there were no signs of inflation, Fed policymakers looked at the situation another way: If the earlier increases were not enough to bring inflation risks into balance, a "euphoric" rise in stocks could fuel increased consumer spending, which could necessitate a more disruptive adjustment later. In its June and August rate hikes, the Fed was acting promptly to prevent such an adjustment. In other words, the Fed strongly believes that "a stitch in time saves nine" -- it wants to be preemptive by raising interest rates and slowing the economy before an inflation problem arises.

  With two rate hikes behind them, investors began speculating about the possibility of a third hike at the Fed's Oct. 5 meeting. There are some indications that inflationary pressures still exist.

  To start, the Fed forecasts that the consumer price index (CPI), the average value of an imaginary "basket" of goods and services in the economy, could rise as much as 2.5 percent this year, up from 1.6 percent in 1998. Because CPI is the standard measure of inflation, the Fed has to take any acceleration seriously.

  Employment growth also has the Fed worried. Job creation has exceeded the growth of the labor force since 1993, bringing the unemployment rate down to its lowest level since 1970. The Fed believes that if the pool of job seekers shrinks sufficiently, upward pressures on wage costs are likely. One of the core beliefs of modern economics is that rising wages will produce price inflation as companies seek to pass their rising costs along to their customers. Thus far in this economic expansion, this hasn't happened, but the Fed does not feel it can take a chance that such good luck will last.

  Gross domestic product (GDP), the value of all goods and services produced in the United States, has been growing faster than the Fed believes it can without causing inflation. The Fed believes that GDP can grow slightly faster than 3.0 percent per year without generating inflation. Actual 1998 GDP growth was 3.9 percent and we expect about the same in 1999.

  Rapid productivity growth is the antidote to inflation. After languishing at an average annual increase of about 1 percent in the 1970s and 1980s, productivity growth has recently accelerated. Over the past four quarters it has increased 2.8 percent in the entire economy and even faster in the business sector. However, when growth slowed to under 2 percent in the second quarter, productivity dropped back sharply. While a one-quarter dip in productivity is no cause for worry, the Fed will be watching developments closely. Should the gains in technology that have fostered the productivity growth slow, inflationary red flags would go up.

  Improving economic conditions around the world mean that the U.S. economy will no longer experience declines in basic commodity and import prices that have helped curtail inflation in recent years. Crude oil -- one of the most important and visible commodities, used to make everything from gasoline to plastic bags -- is up nearly 90 percent from its February lows.

  Despite these inflationary suggestions, however, signs of actual inflation remain few and far between, and in its Oct. 5 decisions, the Fed left rates unchanged.

  The Fed did, however, shift its policy bias from neutral toward tightening. The accompanying press release softened that a bit by noting that "such a directive did not signify a commitment to near-term action."

  Clearly the Fed is nervous, but it is willing to wait on incoming data -- including two employment reports and

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

                                           NOW (9/30/99)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-YEAR TREASURY RATE(1)                        5.94                   5.00                   5.34                   6.30
PRIME RATE(2)                                   8.06                   7.75                   8.50                   8.50
INFLATION RATE(3)*                              2.00                   1.60                   1.68                   2.16
THE U.S. DOLLAR(4)                             -6.36                  -1.53                   8.17                  10.10
CAPITAL GOODS ORDERS(5)*                       11.84                   5.11                   3.05                  10.30
INDUSTRIAL PRODUCTION(5)*                       3.58                   1.55                   2.71                   5.59
EMPLOYMENT GROWTH(6)*                           2.17                   2.37                   2.67                   2.39

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. in the last five years, inflation has been as high as 6 percent. the low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of 8/30/99.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

several inflation reports -- before moving again. We expect that the Fed would prefer to hold off from further rate hikes because of the Y2K issue: It would prefer not to add to any potential Y2K fears or appear responsible for Y2K-related volatility in the financial markets.

  The long-term possibility of interest rate hikes is likely to be affected by political considerations. Election primaries begin in February 2000. Will candidates be talking about tax cuts? Medicare reform? Social Security reform? These will be the issues to consider when we look at the economy in early- to mid-2000.

  Hopefully it will be as easy for investors to obtain information about Fed policies at that time as it is today. The Humphrey-Hawkins hearings were created to give Congress and the public some idea of economic growth and inflation. But this round of Humphrey-Hawkins hearings could be the last, because the Humphrey-Hawkins law expires this year. Although Greenspan has said he thinks it is important for the Fed to report to Congress, and House Banking Committee Chairman Jim Leach intends to press for a new law, there has been no move to enact a new reporting requirement. Although the Fed could still provide hearings, without a law forcing it to do so within a certain framework, we would likely have no consistent basis for analyzing monetary policy.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Scudder Kemper Investments Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF OCTOBER 5, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MANAGEMENT TEAM

                      KEMPER STATE TAX-FREE INCOME SERIES

                           PORTFOLIO MANAGEMENT TEAM

[BRENNAN PHOTO]
ELEANOR R. BRENNAN IS LEAD PORTFOLIO MANAGER FOR KEMPER CALIFORNIA TAX-FREE INCOME FUND, KEMPER FLORIDA TAX-FREE INCOME FUND AND KEMPER OHIO TAX-FREE INCOME FUND. SHE IS ALSO A PORTFOLIO MANAGER ON KEMPER NEW YORK TAX-FREE INCOME FUND. SHE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT.

[CAGGIANO PHOTO]
MATTHEW J. CAGGIANO IS A PORTFOLIO MANAGER FOR KEMPER CALIFORNIA TAX-FREE INCOME FUND. HE IS A CHARTERED FINANCIAL ANALYST AND JOINED THE FIRM IN 1991.

[ASHTON PHOTO]
ASHTON P. GOODFIELD IS LEAD PORTFOLIO MANAGER OF KEMPER NEW YORK TAX-FREE INCOME FUND. SHE JOINED SCUDDER KEMPER INVESTMENTS IN 1990, AND IS A SENIOR VICE PRESIDENT AND CHARTERED FINANCIAL ANALYST.

[WILSON PHOTO]
REBECCA WILSON IS PORTFOLIO MANAGER FOR KEMPER FLORIDA TAX-FREE INCOME FUND AND KEMPER OHIO TAX-FREE INCOME FUND. SHE JOINED THE ORGANIZATION IN 1986 AND IS A VICE PRESIDENT.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

AS THE FISCAL YEAR BEGAN, INVESTOR FOCUS SHIFTED FROM TURBULENCE OVERSEAS TO STRONG ECONOMIC GROWTH IN THE UNITED STATES. FEARS OF POTENTIALLY HIGHER INFLATION PUSHED INTEREST RATES UP AND BOND PRICES DOWN THROUGH MOST OF THE FUNDS' FISCAL YEAR. IN THE FOLLOWING Q&A, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND HOW THEY POSITIONED THE FUNDS.

Q     BEFORE WE GET INTO THE PERFORMANCE OF THE FUNDS, COULD YOU PROVIDE SOME
BACKGROUND ON HOW GOVERNMENT BONDS PERFORMED OVER THE LAST 12 MONTHS?

A     The last 12 months were characterized by a nearly continuous rise in interest rates across all maturities. At the very start of the fiscal year last fall, the market was in the grip of a "flight to quality" brought on by turbulence in international markets. Russia had defaulted on part of its debt, Asian economies and currency markets were battered by uncertainty, and the stability of Latin American markets was coming into question. Against this backdrop, much of Europe was converting to the euro at year-end. For nervous investors, about the only safe bet in town was U.S. Treasury bonds. As a result, money poured into the U.S. Treasury market, and the demand pushed yields down to historically low levels. In fact, for much of October 1998, the yield on 30-year U.S. Treasury bonds was actually below 5 percent for the first time in recent memory.

      To help combat the uncertainty and ward off a worsening of the situation, the Federal Reserve cut interest rates three times in the last quarter of 1998. The Fed's plan, in part, was to inject liquidity into the global financial system by stimulating the U.S. economy -- and thereby other economies -- and make the yields on foreign bonds look more attractive in comparison with U.S. securities.

Q     DID THE FED'S PLAN WORK?

A     Yes, it did. In fact, it worked almost too well. Investors gained confidence that foreign economies could bring their problems under control, and assets shifted from the U.S. to other markets. At the same time, some investors feared that the Fed's stimulus, which was uncharacteristically applied during a time of strong U.S. economic growth, would ignite inflation. Both these factors acted to push interest rates up in the U.S. from the end of October 1998 to the end of August 1999.

      Because bond prices fall when interest rates rise, these last 12 months have been a challenging period for bond investors. It's been tough to try to create positive returns for shareholders when fighting the constant headwind of rising rates. This difficulty is reflected in the returns of bond indices. For example, the Lehman Brothers Aggregate Bond Index*, which is a broad proxy for the bond market as a whole, eked out only a 0.80 percent return for the 12-month period ended August 31, 1999. High-quality corporate bonds experienced similar performance, with the Lipper A-Rated Bond Fund average posting a -0.43 percent return. Longer term bonds were hit hardest; the Lehman Brothers Long-Term Government Bond Index** was down 4.99 percent for the same period.

 * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A TOTAL RETURN INDEX INCLUDING FIXED RATE DEBT ISSUES RATED INVESTMENT GRADE OR BETTER. IT CONTAINS GOVERNMENT, CORPORATE AND MORTGAGE SECURITIES, AND IS GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR INVESTMENT-GRADE BONDS. INVESTORS CANNOT INVEST IN THIS INDEX.

** THE LEHMAN BROTHERS LONG-TERM GOVERNMENT BOND INDEX IS A TOTAL RETURN INDEX
   GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR TREASURIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES GREATER THAN TEN YEARS. INVESTORS CANNOT INVEST IN THIS INDEX.

Q     HOW DID MUNICIPAL BONDS FARE IN COMPARISON?

A     Despite an environment of rising interest rates, municipal bonds held up relatively well. The Lehman Brothers 10-Year Municipal Bond Index+ managed to end the period with a positive total return of 0.68 percent. Certainly not a jaw-dropping return, but in comparison with how long-term government bonds performed, municipals held their own.

+ THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX IS A TOTAL RETURN INDEX
  GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR INTERMEDIATE-MATURITY MUNICIPAL BONDS. INVESTORS CANNOT INVEST IN THIS INDEX.

Q     WHY DID MUNICIPAL BONDS SEEM TO BE IMMUNE TO ALL THIS?

A     "Immune" is probably too strong a word. THE BOND BUYER 25-Bond Revenue
Index (see Terms To Know, on page 9), which measures yields on A-rated municipal bonds, increased from 5.25 percent at the start of the fiscal year to 5.89 percent at the end of the fiscal year. Clearly, that isn't as dramatic as what took place in the Treasury market, where yields on 30-year T-bonds rose from
5.30 percent to 6.13 percent. But municipal bond prices declined nonetheless.

PERFORMANCE UPDATE

      However, the turbulence had less of an impact because different forces were acting to limit a municipal sell-off. Several factors were operating in favor of municipal bonds. The primary one was a positive supply/ demand situation. Municipal bond issuance year-to-date through August 1999 was down more than 20 percent from the same period last year. With demand remaining strong and fewer bonds from which to choose, investors were willing to settle for slightly less yield, and that helped provide a ceiling on how far up yields would go.

      Second, government bond yields were very low earlier in the year. Usually, a municipal bond will yield about 10-15 percent less than a similar-maturity government bond, because the tax advantage of a municipal is discounted in its price. But when government bond yields were so low, the Revenue Bond Index actually OUTYIELDED 30-year Treasuries, which is very unusual. As a result, a lot of "crossover buyers" -- investors who wouldn't normally buy municipal bonds -- entered the market and helped boost demand.

      According to THE REVENUE BOND Index, A-rated municipal bonds now yield about 96 percent of what similar-maturity Treasuries do -- a very attractive value.

      Finally, a solid credit situation has helped support municipal bond prices. The economy is growing well, and that translates to solid tax revenues for municipalities. A good revenue stream means an increase in high-quality bonds, which tend to have lower yields, because buyers don't need to be compensated to take extra risk.

Q     HOW DID THE KEMPER STATE TAX-FREE FUNDS PERFORM?

A     As did nearly all municipal bond funds, our funds lagged the 0.50 percent return of the Lehman Brothers Municipal Bond Index* for the 12-month period ended August 31. Mutual funds lagged because funds have to contend with trading charges and operating expenses that an index does not. Normally, our active management can take advantage of discrepancies in the market to overcome this difference. But a challenging market like that of the past year requires shifting and restructuring just to stay even.

      However, as you can see from the accompanying charts (see page 2) comparing the Kemper funds with their Lipper peer group, three of the four Kemper state tax-free income portfolios outperformed their Lipper peer group average for the year. An isolated credit problem with one issue hindered performance in the Kemper Florida Tax-Free Income Fund.

* LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING CRITERIA; A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST 5 YEARS, AND HAVE A MATURITY OF AT LEAST 2 YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX (AMT), VARIABLE RATE BONDS AND ZERO COUPONS BONDS ARE EXCLUDED FROM THE INDEX. INVESTORS CANNOT INVEST IN THIS INDEX.

Q     YOU'VE SAID IN THE PAST THAT YOU NORMALLY MANAGE THE FUNDS BY KEEPING
CLOSE TO A NEUTRAL DURATION AND THEN TRYING TO TAKE ADVANTAGE OF DISLOCATIONS IN THE MARKET TO INCREMENTALLY BOOST RETURNS. DID YOU DO ANYTHING IN ADDITION TO THAT DURING THE COURSE OF THE YEAR?

A     We've been concentrating purchases in the five- to twelve-year maturity range. We believe this area of the yield curve currently offers the best trade-off of risk and return. We've also been selectively selling bonds and taking losses to help offset gains in other areas. Our goal is to neutralize any big taxable capital gain distribution to our shareholders at the end of the year. We believe we've been successful at that. And one added advantage is that we can reinvest the proceeds of our bond sales at today's higher rates.

Q     WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET FROM HERE?

A     We think municipals should perform relatively well for several reasons.
First, the municipal market should continue to be more stable than the government and corporate bond markets. As the fiscal year drew to a close, it appeared that investors were expecting the Federal Reserve to raise rates at least once. If the Fed does tighten, Treasuries and corporate bonds would likely remain volatile as most investors try to interpret the ramifications of higher rates on both the domestic and global economies. Meanwhile, municipal investors tend not to pay close attention to global markets or corporate profits. They are typically more reliable buyers, and their steady demand should

PERFORMANCE UPDATE

help dampen volatility in the municipal bond market.

  Second, the municipal market continues to offer attractive value, with long-maturity yields still attractive relative to Treasuries. As we mentioned, A-rated municipals now yield more than 96 percent of similar-maturity Treasuries, even without factoring in the tax advantage. Third, strong municipal finances should help alleviate credit concerns. And finally, issuance has so far remained more than 20 percent below last year's levels, and that lack of supply should help support prices.

  For these reasons, we think that municipal bonds will continue to offer fixed-income investors an attractive option.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower will usually pay. The two major credit rating firms are Moody's Investors Service, Inc. and Standard & Poor's.

DURATION A measure, in years, of the interest rate sensitivity of a portfolio, incorporating time-to-maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest rate changes.

REVENUE BOND INDEX (RBI) The RBI is the average yield on 25 revenue bonds with 30-year maturities generally rated single "A," compiled by The Bond Buyer, a newspaper that reports on the municipal bond market.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

KEMPER CALIFORNIA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

 For periods ended August 31, 1999 (adjusted for the maximum sales charge)

                                                         1-YEAR      5-YEAR    10-YEAR    LIFE OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A       -5.51%       5.03%     6.40%      8.13%     (since 2/17/83)
-----------------------------------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS B       -4.69        4.96      N/A        4.93      (since 5/31/94)
-----------------------------------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS C       -1.91        4.96      N/A        4.91      (since 5/31/94)
-----------------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
 KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 2/28/83 to 8/31/99

                                                 KEMPER CALIFORNIA TAX-
                                                 FREE INCOME FUND CLASS          LEHMAN BROTHERS
                                                           A(1)               MUNICIPAL BOND INDEX+      CONSUMER PRICE INDEX++
                                                 ----------------------       ---------------------      ---------------------
2/28/83                                                   10000                       10000                       10000
12/31/86                                                  15428                       16216                       11293
12/31/90                                                  20540                       21553                       13667
12/31/94                                                  26360                       28016                       15291
8/31/99                                                   36390                       39425                       17078

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
 KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to 8/31/99

                                                 KEMPER CALIFORNIA TAX-
                                                 FREE INCOME FUND CLASS          LEHMAN BROTHERS
                                                           B(1)               MUNICIPAL BOND INDEX+      CONSUMER PRICE INDEX++
                                                 ----------------------       ---------------------     ---------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11818                       12099                       10753
8/31/99                                                   12871                       13886                       11336

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
 KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 5/31/94 to 8/31/99

                                                 KEMPER CALIFORNIA TAX-
                                                 FREE INCOME FUND CLASS          LEHMAN BROTHERS
                                                           C(1)               MUNICIPAL BOND INDEX+      CONSUMER PRICE INDEX++
                                                 ----------------------       ---------------------    ---------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11782                       12099                       10753
8/31/99                                                   12854                       13886                       11336

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

   * AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT
     INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

 (1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER STATE TAX-FREE INCOME FUNDS TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUNDS' PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGES, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

   + THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000
     BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
     CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST 5 YEARS, AND HAVE A MATURITY OF AT LEAST 2 YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX (AMT), VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

  ++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME,
     IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WIESENBERGER.

KEMPER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO STATISTICS


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*
                                       ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
REVENUE BONDS                              77%                     69%
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                    11                      11
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                   12                      20
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
QUALITY
                                       ON 8/31/99             ON 8/31/98
--------------------------------------------------------------------------------
AAA                                        65%                     60%
--------------------------------------------------------------------------------
AA                                          7                       9
--------------------------------------------------------------------------------
A                                          13                      15
--------------------------------------------------------------------------------
BBB                                        10                      12
--------------------------------------------------------------------------------
NOT RATED                                   5                       4
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
YEARS TO MATURITY
                                       ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
1-10 YEARS                                 48%                     13%
--------------------------------------------------------------------------------
11-20 YEARS                                43                      55
--------------------------------------------------------------------------------
+21 YEARS                                   9                      32
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
AVERAGE MATURITY
                                       ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
                                        14.2 years              16.8 years
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1999
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                     Alameda, CA, Corridor Transportation Authority, Senior Lien,
                       Revenue, Series A, 5.125%, 10/01/2015                       $10,920   $   10,662
                     --------------------------------------------------------------------------------------
                     Benicia, CA, Unified School District, General Obligation,
                       Series A:
                       zero coupon, 08/01/2017                                       1,735          635
                       zero coupon, 08/01/2018                                       1,510          520
                     --------------------------------------------------------------------------------------
                     Big Bear Lake, CA, Water Revenue:
                       6.000%, 04/01/2015                                            3,405        3,650
                       6.000%, 04/01/2022                                           13,500       14,339
                     --------------------------------------------------------------------------------------
                     Burbank, CA, Unified School District, General Obligation,
                       Series B:
                       zero coupon, 08/01/2011                                       3,070        1,658
                       zero coupon, 08/01/2012                                       1,500          758
                       zero coupon, 08/01/2013                                       3,225        1,527
                       zero coupon, 08/01/2014                                       3,000        1,333
                     --------------------------------------------------------------------------------------
                  (b)California Economic Development Financing Authority,
                       California Independent System Project, Revenue, Series C,
                       2.550%, 04/01/2008                                            6,500        6,500
                     --------------------------------------------------------------------------------------
                     California Education Facilities Authority, zero coupon,
                       10/01/2011                                                    1,465          785
                     --------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Claremont
                       McKenna College, Revenue, 5.100%, 11/01/2017                    800          764
                     --------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Mill College,
                       Revenue, 6.875%, 09/01/2022                                   1,775        1,947
                     --------------------------------------------------------------------------------------
                     California Educational Facilities Authority, University of
                       San Diego, Revenue:
                       zero coupon, 10/01/2012                                       1,000          501
                       zero coupon, 10/01/2014                                       1,470          647
                     --------------------------------------------------------------------------------------
                     California Educational Facilities Authority, University of
                       San Francisco, Revenue, 6.000%, 10/01/2016                    6,640        6,820
                     --------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Santa Clara
                       University, Revenue, 5.250%, 09/01/2018                       1,000          970
                     --------------------------------------------------------------------------------------
                     California Health Facilities Financing Authority, Adventist
                       Health System West, Revenue Series B:
                       6.500%, 03/01/2007                                            3,750        3,943
                       6.500%, 03/01/2011                                            2,000        2,096
                     --------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Catholic
                       Health Facilities, Revenue, Series A:
                       5.750%, 07/01/2010                                           11,970       12,582
                       6.000%, 07/01/2025                                            5,000        5,132
                     --------------------------------------------------------------------------------------
                     California Health Facilities Financing Authority, Eskaton
                       Properties Health Facilities, Revenue, 7.450%, 05/01/2011     4,800        5,015
                     --------------------------------------------------------------------------------------
                     California Health Facilities Financing Authority, Insured
                       Health Facilities, Small Facilities Loan, Revenue, Series
                       A, 6.700%, 03/01/2011                                         1,200        1,272
                     --------------------------------------------------------------------------------------
                     California Health Facilities Finance, Authority, Kaiser
                       Permanente, Revenue, Series A:
                       zero coupon, 10/01/2009                                       7,140        4,312
                       7.000%, 12/01/2010                                            3,550        3,756
                     --------------------------------------------------------------------------------------
                     California Health Facilities Financing Authority, San
                       Francisco Children's Hospital, Revenue, Series A, 7.500%,
                       10/01/2020                                                    3,600        3,815
                     --------------------------------------------------------------------------------------
                     California Health Facilities Financing Authority, Southern
                       California Presbyterian, Revenue, 6.700%, 06/01/2011          2,000        2,127
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Sutter
                       Health, Revenue:
                       Series C, 5.500%, 08/15/2012                                $ 5,410   $    5,516
                       Series A, 5.000%, 08/15/2018                                  1,820        1,688
                       Series A, 5.000%, 08/15/2019                                  1,605        1,478
                     --------------------------------------------------------------------------------------
                     California Housing Finance Agency, Home Mortgage Revenue:
                       Series D, 7.750%, 08/01/2010                                  3,230        3,341
                       Series F-1, 6.875%, 08/01/2015                               10,905       11,495
                       Series C, 7.600%, 08/01/2030                                  1,215        1,238
                     --------------------------------------------------------------------------------------
                  (b)California Pollution Control Financing Authority,
                       Variable Rate Demand Note, Series 1996C, 2.650%,
                       11/01/2026                                                    2,000        2,000
                     --------------------------------------------------------------------------------------
                  (b)California Pollution Control Revenue, Southern California
                       Edison Co., Daily Demand Note, Series 1986 B, 2.600%,
                       02/28/2008                                                    6,000        6,000
                     --------------------------------------------------------------------------------------
                     California Residence Efficiency Financing Authority, Capital
                       Improvements Program, Certificates of Participation:
                       6.000%, 04/01/2012                                            1,685        1,822
                       5.500%, 04/01/2017                                            4,285        4,289
                     --------------------------------------------------------------------------------------
                     California State Colleges and Universities, College and
                       University Improvements, Revenue, 6.750%, 11/01/2009          1,515        1,593
                     --------------------------------------------------------------------------------------
                     California State Colleges and Universities, Housing System,
                       Revenue:
                       5.650%, 11/01/2012                                            8,110        8,391
                       5.700%, 11/01/2013                                            5,000        5,159
                     --------------------------------------------------------------------------------------
                     California State Colleges and Universities, San Diego State
                       University, Revenue, Series C, 5.625%, 11/01/2024             4,210        4,204
                     --------------------------------------------------------------------------------------
                     California State Public Works Board, California Science
                       Center, Lease Revenue, Series A, 5.250%, 10/01/2017           1,000          964
                     --------------------------------------------------------------------------------------
                     California State Public Works Board, California State
                       University, Lease Revenue, Series C, 5.375%, 10/01/2016       6,115        6,021
                     --------------------------------------------------------------------------------------
                     California State Public Works, Department of Corrections,
                       Lease Revenue, Series A:
                       7.400%, 09/01/2010                                            3,365        4,039
                       5.750%, 01/01/2012                                            5,145        5,350
                       5.250%, 12/01/2013                                            3,400        3,405
                       5.500%, 01/01/2015                                            7,075        7,128
                       5.250%, 09/01/2015                                            2,340        2,289
                       5.000%, 09/01/2018                                           11,000       10,204
                     --------------------------------------------------------------------------------------
                     California State Public Works Board, Trustees of California
                       State University, Lease Revenue, Series A:
                       5.250%, 10/01/2012                                            6,305        6,307
                       5.000%, 10/01/2017                                            3,255        3,040
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority, Arc
                       of San Diego, Certificates of Participation, 5.625%,
                       05/01/2021                                                    3,055        2,987
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Cedars-Sinai Medical Center, Certificates of
                       Participation, 6.500%, 08/01/2012                            20,205       22,029
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Eastfield Ming Quong Inc., Certificates of Participation,
                       5.625%, 06/01/2020                                            3,420        3,314
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Health Facilities, Certificates of Participation, 5.500%,
                       09/01/2014                                                    6,750        6,795
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Mount Diablo Health Systems, Certificates of
                       Participation, 5.500%, 08/15/2012                             4,000        4,118
                     --------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Triad Healthcare, Certificates of Participation, 5.800%,
                       08/01/2000                                                    4,205        4,287
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation:
                       zero coupon, 11/01/2008                                     $ 1,000   $      641
                       zero coupon, 11/01/2009                                       1,140          688
                       zero coupon, 11/01/2010                                       2,520        1,431
                       zero coupon, 11/01/2011                                       1,625          867
                       zero coupon, 11/01/2012                                       2,685        1,339
                       zero coupon, 11/01/2013                                       2,740        1,280
                       zero coupon, 11/01/2018                                       3,050        1,036
                     --------------------------------------------------------------------------------------
                     Carson, CA, Redevelopment Agency, Redevelopment Project No.
                       1, Tax Allocation, Series B, 6.000%, 10/01/2016               3,350        3,378
                     --------------------------------------------------------------------------------------
                     Central Valley, CA, Financing Authority, Cogeneration
                       Project, Revenue, 6.100%, 07/01/2013                          8,700        9,413
                     --------------------------------------------------------------------------------------
                     Central Valley, CA, School Districts Financing Authority,
                       School District, General Obligation, Series A, zero
                       coupon, 08/01/2009                                            6,000        3,668
                     --------------------------------------------------------------------------------------
                     Concord, CA, Redevelopment Agency, Tax Allocation, Series 3,
                       8.000%, 07/01/2018                                               40           41
                     --------------------------------------------------------------------------------------
                     Contra Costa County, CA, GNMA Mortgage Backed Securities
                       Program, Home Mortgage Revenue, 7.750%, 05/01/2022            2,715        3,373
                     --------------------------------------------------------------------------------------
                     Corona, CA, Community Facilities District, Special Tax,
                       Series 90-1-A, 5.500%, 09/01/2015                             9,240        9,423
                     --------------------------------------------------------------------------------------
                     Corona-Norco, CA, Unified School District Public Financing
                       Authority, Community Facilities District, Special Tax
                       Revenue, Series A, 5.750%, 09/01/2014                         2,750        2,835
                     --------------------------------------------------------------------------------------
                     Coronado, CA, Community Development Agency, Coronado
                       Community Development Project, Tax Allocation, 7.250%,
                       09/01/2012                                                    4,500        4,590
                     --------------------------------------------------------------------------------------
                     Duarte, CA, Certificate of Participation, Series A, 5.250%,
                       04/01/2024                                                    3,750        3,290
                     --------------------------------------------------------------------------------------
                     El Dorado County, CA, Public Agency Financing Authority,
                       Revenue, 5.600%, 02/15/2012                                   6,000        6,193
                     --------------------------------------------------------------------------------------
                     Emeryville, CA, Public Financing Authority, Redevelopment
                       Project, Revenue Series A:
                  (a)  Prerefunded 05/01/2002 @ 102, 6.500%, 05/01/2021              3,940        4,253
                       6.500%, 05/01/2021                                            6,315        6,588
                     --------------------------------------------------------------------------------------
                     Escondido, CA, Unified High School District, General
                       Obligation:
                       zero coupon, 05/01/2015                                       3,165        1,335
                       zero coupon, 05/01/2016                                       3,335        1,319
                     --------------------------------------------------------------------------------------
                     Fontana, CA, Public Financing Authority, Tax Allocation
                       Revenue, 7.050%, 09/01/2021                                   3,900        4,088
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza, CA, Community College District, DeAnza
                       Campus Center Project, Certificates of Participation:
                       7.350%, 03/01/2007                                            1,700        1,896
                       7.875%, 06/01/2021                                            4,055        4,397
                     --------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, Senior Lien, Toll Road
                       Revenue:
                       5.375%, 01/15/2015                                            3,750        3,750
                       Series A, 6.000%, 01/01/2016                                 11,000       11,966
                       zero coupon, 01/15/2017                                       4,500        1,637
                       zero coupon, 01/15/2026                                       3,750        1,997
                       Series A, 6.500%, 01/01/2032                                 10,000       11,128
                  (a)  Series A, Prerefunded 01/01/2007 @ 100, 6.00%,
                       01/01/2034                                                    3,350        3,640
                       5.750%, 01/15/2040                                            6,250        6,018
                     --------------------------------------------------------------------------------------
                     Foster City, CA, Public Financing Authority, Community
                       Development Project, Series A:
                       5.600%, 09/01/2012                                            1,225        1,234
                       5.800%, 09/01/2016                                            1,000        1,011
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     Fresno, CA, Health Facilities Authority, Holy Cross Health
                       System, Revenue:
                       6.500%, 06/01/2011                                          $ 1,500   $    1,622
                       6.625%, 06/01/2021                                            2,000        2,169
                     --------------------------------------------------------------------------------------
                     Fresno, CA, Unified School District, General Obligation,
                       Series A, 6.400%, 08/01/2016                                  2,000        2,217
                     --------------------------------------------------------------------------------------
                     Hawthorne, CA, Community Redevelopment Agency, Redevelopment
                       Project Area 2, Tax Allocation, 6.625%, 09/01/2014            2,000        2,174
                     --------------------------------------------------------------------------------------
                     Hollister, CA, Joint Powers Financing Authority, Sewer
                       System Improvement Project, Revenue, 5.750%, 12/01/2011       3,815        3,855
                     --------------------------------------------------------------------------------------
                     Hollister, CA, Redevelopment Agency, Community Development
                       Project, Tax Allocation, 5.375%, 10/01/2013                   2,630        2,663
                     --------------------------------------------------------------------------------------
                     Inglewood, CA, Civic Center Improvement Project,
                       Certificates of Participation:
                       7.000%, 08/01/2011                                            2,500        2,683
                       7.000%, 08/01/2019                                            5,200        5,580
                       6.500%, 08/01/2021                                            1,825        1,942
                     --------------------------------------------------------------------------------------
                     Inglewood, CA, Public Financing Authority, Revenue:
                       Series B, 7.000%, 05/01/2022                                  8,140        8,774
                       Series C, 7.000%, 05/01/2022                                    905          976
                     --------------------------------------------------------------------------------------
                     Irvine, CA, Improvement Bond Act 1915, Special Assessment,
                       6.000%, 09/02/2022                                              750          729
                     --------------------------------------------------------------------------------------
                  (b)Irvine, CA, Improvement Bond Act 1915, Special
                       Assessment, Variable Rate, 2.400%, 09/02/2024                 1,000        1,000
                     --------------------------------------------------------------------------------------
                  (b)Irvine Ranch Water District, CA, Variable Rate Demand
                       Note, 2.550%, 06/01/2015                                      3,500        3,500
                     --------------------------------------------------------------------------------------
                  (b)Irvine Ranch Water District, CA, Conservation District,
                       Daily Demand Note, 2.550%, 05/01/2009                         6,000        6,000
                     --------------------------------------------------------------------------------------
                     Kern, CA, High School District, General Obligation, Series
                       A, 6.400%, 08/01/2012                                         3,095        3,436
                     --------------------------------------------------------------------------------------
                     Kings River, CA, Conservation District, Pine Flat Power,
                       Revenue, Series E:
                       5.125%, 01/01/2017                                            1,000          954
                       5.125%, 01/01/2018                                            2,185        2,070
                     --------------------------------------------------------------------------------------
                     Laguna Salada, CA, Unified School District, General
                       Obligation, Series B, zero coupon, 08/01/2020                 2,000          608
                     --------------------------------------------------------------------------------------
                     Las Virgenes, CA, Unified School District, General
                       Obligation Series A:
                       zero coupon, 11/01/2013                                       2,150        1,004
                       zero coupon, 11/01/2014                                       1,050          457
                       zero coupon, 11/01/2015                                       1,550          636
                       zero coupon, 11/01/2015                                       1,275          520
                     --------------------------------------------------------------------------------------
                     Lemon Grove, CA, Community Development Agency, Lemon Grove
                       Redevelopment Project, Tax Allocation:
                       6.650%, 08/01/2006                                              250          272
                       6.900%, 08/01/2020                                            2,250        2,465
                     --------------------------------------------------------------------------------------
                     Loma Linda, CA, Loma Linda University Medical Center
                       Project, Revenue, 7.000%, 12/01/2015                          2,500        2,568
                     --------------------------------------------------------------------------------------
                     Long Beach, CA, Water Revenue, Series A, 5.750%, 05/01/2015     1,725        1,804
                     --------------------------------------------------------------------------------------
                  (c)Long Beach, CA, Harbor Revenue:
                       7.051%, 05/15/2016                                            4,215        4,723
                       7.051%, 05/15/2019                                            1,300        1,444
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A:
                       5.625%, 07/01/2016                                          $ 2,350   $    2,379
                       4.750%, 07/01/2017                                            4,610        4,121
                       4.750%, 07/01/2018                                            4,830        4,291
                       4.750%, 07/01/2019                                            5,060        4,457
                       4.750%, 07/01/2020                                            5,300        4,640
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, Community Redevelopment Agency, Hollywood
                       Redevelopment Project, Tax Allocation, Series C, 5.500%,
                       07/01/2017                                                    1,260        1,269
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, Convention and Exhibition Center Authority,
                       Certificates of Participation, 9.000%, 12/01/2020             1,000        1,248
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, Department of Airports, Ontario
                       International Airport, Revenue, Series A, 5.900%,
                       05/15/2012                                                    3,290        3,415
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, Harbor Department Revenue:
                       8.700%, 09/01/2015                                            2,500        2,500
                       6.250%, 08/01/2026                                            2,320        2,410
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, Unified School District, General
                       Obligation:
                       Series A, 6.000%, 07/01/2012                                  6,340        6,844
                       Series A, 6.000%, 07/01/2013                                  2,970        3,191
                       Series A, 6.000%, 07/01/2014                                  5,820        6,237
                       Series C, 5.625%, 07/01/2014                                  3,770        3,874
                       Series A, 6.000%, 07/01/2015                                  7,120        7,613
                       Series B, 5.375%, 07/01/2015                                  3,000        3,007
                     --------------------------------------------------------------------------------------
                     Los Angeles, CA, University School District, 5.500%,
                       07/01/2012                                                    1,000        1,031
                     --------------------------------------------------------------------------------------
                     Los Banos, CA, Certificates of Participation, 6.000%,
                       12/01/2019                                                    2,100        2,086
                     --------------------------------------------------------------------------------------
                     Lucia Mar, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2016                             1,000          390
                     --------------------------------------------------------------------------------------
                     Martinez, CA, Home Mortgage Revenue, 10.375%, 02/01/2002           30           33
                     --------------------------------------------------------------------------------------
                     Merced, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2014                             2,045          903
                     --------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California,
                       Waterworks Revenue, Series A, 5.750%, 07/01/2021              2,000        2,062
                     --------------------------------------------------------------------------------------
                     Mill Valley, CA, The Redwoods, Certificates of
                       Participation, 5.750%, 12/01/2020                             3,230        3,205
                     --------------------------------------------------------------------------------------
                     Modesto, CA, Irrigation District Financing Authority,
                       Revenue, Series A, 6.000%, 10/01/2015                         7,000        7,342
                     --------------------------------------------------------------------------------------
                     Montebello, CA, Unified School District, General Obligation:
                       zero coupon, 08/01/2012                                       1,890          955
                       zero coupon, 08/01/2013                                       1,945          921
                     --------------------------------------------------------------------------------------
                     Moreno Valley, CA, Towngate Community Facilities District,
                       Special Tax:
                       6.500%, 12/01/2009                                            3,670        3,807
                       7.125%, 10/01/2023                                            2,810        2,909
                     --------------------------------------------------------------------------------------
                     Murrieta Valley, CA, Unified School District, General
                       Obligation, Series A:
                       zero coupon, 09/01/2013                                       4,320        2,036
                       zero coupon, 09/01/2016                                       2,500          970
                     --------------------------------------------------------------------------------------
                     Northern California Power Agency, Multiple Capital
                       Facilities Revenue, Series A, 5.250%, 08/01/2014              2,000        1,989
                     --------------------------------------------------------------------------------------
                     Northern California Power Agency, Hydroelectric Project
                       Number One, Revenue, Series A:
                       5.000%, 07/01/2017                                            4,530        4,277
                       5.000%, 07/01/2018                                            3,945        3,700
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                  (a)Northern California Power Agency, Public Power Revenue,
                       Prerefunded 01/01/2016 @ 100, 7.000%, 07/01/2016            $   210   $      248
                     --------------------------------------------------------------------------------------
                     Oakland, CA, Building Authority, Elihu M. Harris Project,
                       Lease Revenue, Series A, 5.500%, 04/01/2014                   6,970        7,073
                     --------------------------------------------------------------------------------------
                     Oakland, CA, Housing Finance Revenue, 7.100%, 01/01/2010        1,270        1,317
                     --------------------------------------------------------------------------------------
                     Orange County, CA, Certificates of Participation, 6.000%,
                       07/01/2026                                                   13,000       13,344
                     --------------------------------------------------------------------------------------
                     Palmdale, CA, School District, School Building Project,
                       Certificates of Participation, zero coupon, 10/01/2019        1,420          454
                     --------------------------------------------------------------------------------------
                     Pleasanton, CA, Joint Power Financing Series A, 6.150%,
                       09/02/2012                                                    8,780        9,125
                     --------------------------------------------------------------------------------------
                     Redondo Beach, CA, Public Financing Authority, South Bay
                       Center Redevelopment Project, Revenue:
                       7.000%, 07/01/2016                                            1,000        1,071
                       7.125%, 07/01/2026                                            2,000        2,145
                     --------------------------------------------------------------------------------------
                     Reedley, CA, Sierra View Homes, Certificates of
                       Participation:
                       5.850%, 03/01/2021                                            2,325        2,333
                  (a)  Prerefunded 03/01/2001 @ 102, 7.600%, 03/01/2021              3,895        4,139
                     --------------------------------------------------------------------------------------
                     Richmond, CA, Redevelopment Agency, Harbour Redevelopment
                       Project, Tax Allocation, Series A, 5.500%, 07/01/2018         2,350        2,346
                     --------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax:
                       5.500%, 12/01/2010                                            1,090        1,068
                       6.000%, 09/01/2011                                              850          860
                       6.125%, 09/01/2014                                              605          610
                       5.700%, 12/01/2020                                            2,000        1,894
                       6.300%, 09/01/2021                                            1,500        1,510
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, City Financing Authority, Convention Center
                       Hotel, Revenue, Series A, 6.250%, 01/01/2030                 10,000        9,641
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, City Financing Authority Lease Revenue
                       Refunding, AMBAC Insured, 5.400%, 11/01/2020                  5,000        4,931
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Financing Authority, California EPA
                       Building, Lease Revenue, Series A, 5.250%, 05/01/2015         7,565        7,473
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Financing Authority Lease Revenue, Series
                       1993B, 5.000%, 11/01/2014                                    10,000        9,574
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Cogeneration Authority, Procter and Gamble
                       Project, Revenue:
                       6.375%, 07/01/2010                                            2,300        2,510
                  (a)  Prerefunded 07/01/2005 @ 102, 6.375%, 07/01/2010              2,700        3,004
                       6.500%, 07/01/2021                                            7,750        8,671
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Cogeneration Authority, Cogeneration Project
                       Revenue:
                       5.250%, 07/01/2014                                            5,500        5,469
                       5.250%, 07/01/2015                                            5,755        5,685
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Municipal Utility District, Electric
                       Revenue:
                       Series A, 6.200%, 08/15/2006                                  1,000        1,069
                       Series G, 6.500%, 09/01/2013                                  1,270        1,432
                       Series L, 5.125%, 07/01/2015                                 10,000        9,766
                       Series K, 5.700%, 07/01/2017                                  3,105        3,202
                     --------------------------------------------------------------------------------------
                     Sacramento, CA, Power Authority, Cogeneration Project,
                       Revenue, 6.000%, 07/01/2022                                   5,000        5,022
                     --------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Public Financing
                       Authority, Special Tax Revenue:
                       Series 1997A, 6.000%, 09/01/2014                              1,195        1,285
                       Series 1997A, FSA Insured, 6.000%, 09/01/2013                 1,025        1,105
                       Series A, 6.000%, 09/01/2012                                  1,860        2,015
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     Salinas, CA, Capital Improvement Projects, Certificates of
                       Participation, Series A, 5.625%, 10/01/2017                 $ 2,000   $    1,951
                     --------------------------------------------------------------------------------------
                     San Bernardino County, CA, West Valley Detention Center,
                       Certificates of Participation, 6.500%, 11/01/2012             8,000        8,546
                     --------------------------------------------------------------------------------------
                     San Bernardino, CA, Joint Powers Financing Authority, Public
                       Facilities Lease Revenue, Series A, 7.150%, 09/01/2013        4,250        4,335
                     --------------------------------------------------------------------------------------
                  (a)San Bernardino, CA, School Health Care System, Sisters of
                       Charity, Revenue, Series A, Prerefunded 07/01/2001 @ 102,
                       7.000%, 07/01/2011                                            5,000        5,360
                     --------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation:
                       zero coupon, 08/01/2014                                       1,010          449
                       zero coupon, 08/01/2015                                       1,080          449
                       zero coupon, 08/01/2016                                       1,000          390
                       zero coupon, 08/01/2017                                       1,000          366
                       zero coupon, 08/01/2019                                       1,100          355
                     --------------------------------------------------------------------------------------
                     San Diego, CA, Detention Facility, Certificates of
                       Participation, Revenue, 8.000%, 06/01/2002                    3,425        3,580
                     --------------------------------------------------------------------------------------
                     San Diego, CA, Certificate of Participation, Water Utility
                       Funding Revenue, Series 1998, 5.375%, 08/01/2013              4,000        4,053
                     --------------------------------------------------------------------------------------
                     San Diego, CA, Public Facilities Financing Authority, Sewer
                       Revenue:
                       Series A, 5.000%, 05/15/2018                                  3,000        2,824
                       Series B, 5.000%, 05/15/2018                                  2,000        1,883
                     --------------------------------------------------------------------------------------
                     San Diego, CA, Redevelopment Agency, Horton Project, Tax
                       Allocation, Series B, 6.625%, 11/01/2017                      2,000        2,137
                     --------------------------------------------------------------------------------------
                     San Francisco, CA, Building Authority, San Francisco Civic
                       Center Complex, Lease Revenue, Series A, 5.250%,
                       12/01/2016                                                    6,775        6,665
                     --------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Airport Communication,
                       International Airport Revenue:
                       Series 12A, 5.700%, 05/01/2013                                5,470        5,539
                       Series 16A, 5.500%, 05/01/2014                                4,065        4,094
                       Series 12A, 5.700%, 05/01/2014                                6,795        6,851
                       Series 16A, 5.500%, 05/01/2015                                4,285        4,293
                     --------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Educational Facilities,
                       Unified School District, General Obligation, Series B:
                       5.500%, 06/15/2010                                            2,970        3,096
                       5.500%, 06/15/2011                                            1,605        1,661
                       5.250%, 06/15/2016                                            3,955        3,875
                       5.250%, 06/15/2017                                            4,165        4,054
                     --------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Redevelopment Agency,
                       George R. Moscone Convention Center, Lease Revenue,
                       6.750%, 07/01/2015                                            2,200        2,422
                     --------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Capital Appreciation, Series 1997 A, zero
                       coupon, 01/15/2012                                           22,920       11,862
                     --------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A:
                       zero coupon, 01/15/2011                                       5,450        3,018
                       zero coupon, 01/15/2016                                       3,485        1,392
                       zero coupon, 01/15/2017                                       3,965        1,487
                       zero coupon, 01/15/2018                                       2,640          931
                       zero coupon, 01/15/2019                                       3,185        1,053
                     --------------------------------------------------------------------------------------
                     San Jose, CA, Redevelopment Agency, Merged Area
                       Redevelopment Project, Tax Allocation:
                       5.500%, 08/01/2014                                            3,420        3,468
                       5.500%, 08/01/2015                                            3,145        3,172
                       5.500%, 08/01/2016                                            2,955        2,967
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
                     San Jose, CA, Unified School District, General Obligation,
                       Series A:
                       zero coupon, 08/01/2015                                     $ 2,570   $    1,069
                       zero coupon, 08/01/2017                                       1,350          494
                     --------------------------------------------------------------------------------------
                     San Juan, CA, M-S-R Public Power Agency, San Juan Project,
                       Revenue, Series D, 6.750%, 07/01/2020                         2,000        2,269
                     --------------------------------------------------------------------------------------
                     San Mateo County, CA, Transportation District, Sales Tax
                       Revenue, Series A:
                       5.250%, 06/01/2012                                            3,000        3,033
                       5.250%, 06/01/2015                                            4,000        3,972
                     --------------------------------------------------------------------------------------
                     San Ysidro, CA, School District, General Obligation, 6.125%,
                       08/01/20/21                                                   1,400        1,495
                     --------------------------------------------------------------------------------------
                     Santa Clara, CA, Electric Revenue, Series A, 5.250%,
                       07/01/2014                                                    3,325        3,316
                     --------------------------------------------------------------------------------------
                     Santa Clara, CA, Redevelopment Agency, Bayshore North
                       Project, Tax Allocation, 7.000%, 07/01/2010                   1,300        1,485
                     --------------------------------------------------------------------------------------
                     Santa Cruz County, CA, Housing Authority, Multi-Family
                       Revenue, Series A, 7.750%, 07/01/2023                         2,000        2,072
                     --------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point, CA, Authority, Improvement
                       Districts, Revenue, Series B:
                       7.250%, 08/01/2012                                            3,675        4,401
                       7.250%, 08/01/2013                                            3,400        4,074
                     --------------------------------------------------------------------------------------
                     Snowline, CA, Joint Unified School District, Certificates of
                       Participation:
                       6.300%, 07/01/2011                                            2,500        2,729
                       6.400%, 07/01/2018                                            1,195        1,309
                     --------------------------------------------------------------------------------------
                     South Orange County, CA, Public Financing Authority, Senior
                       Lien, Special Tax Revenue, Series A, 7.000%, 09/01/2008       1,000        1,160
                     --------------------------------------------------------------------------------------
                     South San Francisco, CA, Capital Improvements Financing
                       Authority, South San Francisco Conference Center, Revenue,
                       6.125%, 09/01/2018                                            3,925        3,984
                     --------------------------------------------------------------------------------------
                     South San Francisco, CA, Conference Center Financing,
                       Certificates of Participation, 5.000%, 04/01/2019             1,500        1,358
                     --------------------------------------------------------------------------------------
                     Southern California Home Finance Authority, Single Family
                       Mortgage Revenue, Series A:
                       6.750%, 09/01/2022                                              650          670
                       7.350%, 09/01/2024                                              475          493
                     --------------------------------------------------------------------------------------
                     State of California, General Obligation:
                       5.500%, 04/01/2010                                            5,500        5,763
                       6.250%, 09/01/2012                                            6,000        6,623
                       5.250%, 10/01/2012                                            2,000        2,020
                     --------------------------------------------------------------------------------------
                     Stockton, CA, Community Facilities District, Brookside
                       Estates, Special Tax Revenue:
                       5.650%, 08/01/2007                                            1,640        1,649
                       5.950%, 08/01/2010                                            1,000        1,010
                       6.200%, 08/01/2015                                            2,000        2,012
                     --------------------------------------------------------------------------------------
                     Sunnyvale, CA, Financing Authority, Wastewater, Refuse and
                       Sludge, Utilities Revenue, 6.300%, 10/01/2017                 4,000        4,160
                     --------------------------------------------------------------------------------------
                     Temecula Valley, CA, Unified School District, General
                       Obligation, Series F, 5.800%, 09/01/2014                      2,430        2,520
                     --------------------------------------------------------------------------------------
                     Temple City, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 08/01/2015                 1,250          520
                     --------------------------------------------------------------------------------------
                     Torrance, CA, Redevelopment Agency, Downtown Redevelopment,
                       Tax Allocation, Series A, 5.600%, 09/01/2028                  1,400        1,299
                     --------------------------------------------------------------------------------------
                     Torrance, CA, Torrance Memorial Hospital Medical Center,
                       Revenue, 6.750%, 01/01/2012                                   5,000        5,011
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Washington Township California Health Care, Revenue Bond,
                       5.125%, 07/01/2023                                          $ 1,500   $    1,352
                     --------------------------------------------------------------------------------------
                     Westminster, CA, Redevelopment Agency, Tax Allocation
                       Revenue, Community Development, Project #1, Series A,
                       7.300%, 08/01/2021                                            2,500        2,702
                     --------------------------------------------------------------------------------------
                     Yosemite, CA, Community College District, Certificates of
                       Participation, 7.750%, 07/01/2011                             1,470        1,567
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, General Obligation, 6.500%,
                       07/01/2015                                                    4,000        4,499
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue:
                       Series Z, 6.250%, 07/01/2015                                  5,650        6,204
                  (c)  7.149%, 07/01/2018                                            3,000        3,403
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Industrial, Tourist, Educational,
                       Medical and Environmental Control Facilities,
                       Inter-American University, Revenue, 5.500%, 10/01/2014        1,000        1,019
                     --------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO--100%
                     (Cost: $854,971)                                                        $  869,942
                     --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b) Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

(c) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which may exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rates as of August 31, 1999.

Based on the cost of investments of $855,361,000 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $26,763,000, the gross unrealized depreciation was $12,182,000 and the net unrealized appreciation on investments was $14,581,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER FLORIDA TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                          1-YEAR             5-YEAR          LIFE OF CLASS
-----------------------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE
    INCOME FUND CLASS A                   -6.53%             4.73%               6.43%       (since 4/25/91)
-----------------------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE
    INCOME FUND CLASS B                   -5.60              4.67                4.59        (since 5/31/94)

-----------------------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE
    INCOME FUND CLASS C                   -2.84              4.87                4.77        (since 5/31/94)
-----------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 4/30/91 to 8/31/99

                                                 KEMPER FLORIDA TAX-FREE         LEHMAN BROTHERS
                                                  INCOME FUND CLASS A(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                 -----------------------      --------------------        --------------------
4/30/91                                                   10000                       10000                       10000
12/31/94                                                  12464                       12543                       11072
8/31/99                                                   16774                       17651                       12367

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to 8/31/99

                                                 KEMPER FLORIDA TAX-FREE         LEHMAN BROTHERS
                                                  INCOME FUND CLASS B(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                 -----------------------      ---------------------       ---------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11773                       12099                       10753
8/31/99                                                   12648                       13886                       11336

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 5/31/94 to 8/31/99

                                                 KEMPER FLORIDA TAX-FREE         LEHMAN BROTHERS
                                                  INCOME FUND CLASS C(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                 -----------------------      ---------------------       ---------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11795                       12099                       10753
8/31/99                                                   12773                       13886                       11336

    PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

  * AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

 (1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER STATE TAX-FREE INCOME FUNDS TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUNDS' PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGES, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

   +THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000
    BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
    CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST 5 YEARS, AND HAVE A MATURITY OF AT LEAST 2 YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX (AMT), VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

  ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
    THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*
                                              ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
REVENUE BONDS                                     79%                     77%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                           8                      13
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           13                       9
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              --                       1
--------------------------------------------------------------------------------
                                                 100%                    100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
QUALITY
                                              ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
AAA                                                69%                     59%
--------------------------------------------------------------------------------
AA                                                 11                      13
--------------------------------------------------------------------------------
A                                                   8                       7
--------------------------------------------------------------------------------
BBB                                                 2                      10
--------------------------------------------------------------------------------
NOT RATED                                          10                      11
--------------------------------------------------------------------------------
                                                  100%                    100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
YEARS TO MATURITY
                                              ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
1-10 YEARS                                         41%                     11%
--------------------------------------------------------------------------------
11-20 YEARS                                        52                      57
--------------------------------------------------------------------------------
+21 YEARS                                           7                      32
--------------------------------------------------------------------------------
                                                  100%                    100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 8/31/99              ON 8/31/98

--------------------------------------------------------------------------------
AVERAGE MATURITY
                                             ON 8/31/99               ON 8/31/98
--------------------------------------------------------------------------------
AVERAGE MATURITY                             13.3 years               17.0 years
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1999
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS
-------------------------------------------------------------------------------------------------------
                     Broward County, FL, Resource Recovery, Waste Energy Company,
                       Revenue:
                       7.950%, 12/01/2008                                          $  775   $   804
                       7.950%, 12/01/2008                                             825       856
                     ----------------------------------------------------------------------------------
                     Broward County, FL, Port Facilities Revenue, Series C,
                       5.375%, 09/01/2012                                           1,500     1,502
                     ----------------------------------------------------------------------------------
                     Broward County, FL, Airport Systems Revenue, Series E,
                       5.250%, 10/01/2012                                           1,000       990
                     ----------------------------------------------------------------------------------
                  (a)Charlotte County, FL, Utility Revenue, Prerefunded
                       10/01/2003 @ 102, 6.750%, 10/01/2013                           250       277
                     ----------------------------------------------------------------------------------
                     Cocoa, FL, Water and Sewer Revenue, 5.250%, 10/01/2013         1,005     1,005
                     ----------------------------------------------------------------------------------
                  (b)Collier County Florida Health Facilities Authority, Hospital
                       Revenue, 3.10%, 01/01/2033                                   1,600     1,600
                     ----------------------------------------------------------------------------------
                     Dade City, FL, Certificate of Participation, Governmental
                       Leasing Corp., Series C, 9.000%, 04/01/2020                  1,025     1,061
                     ----------------------------------------------------------------------------------
                     Dade County, FL, Water and Sewer System Revenue:
                       6.250%, 10/01/2007                                           1,165     1,281
                       6.250%, 10/01/2011                                             500       549
                     ----------------------------------------------------------------------------------
                     Dade County, FL, Aviation Revenue, Series B, 6.550%,
                       10/01/2013                                                   2,000     2,133
                     ----------------------------------------------------------------------------------
                     Dade County, FL, Aviation Revenue, Miami International
                       Airport, Series B, 5.125%, 10/01/2014                        1,000       959
                     ----------------------------------------------------------------------------------
                     Dade County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, Series B, 7.250%, 09/01/2023                315       326
                     ----------------------------------------------------------------------------------
                  (a)Dunedin, FL, Hospital Revenue, Mease Health Care,
                       Prerefunded 11/15/2001 @ 102, 6.750%, 11/15/2011               750       805
                     ----------------------------------------------------------------------------------
                     Duval County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, 7.250%, 07/01/2019                          260       271
                     ----------------------------------------------------------------------------------
                     Escambia County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, Series A, 6.900%, 04/01/2020                690       714
                     ----------------------------------------------------------------------------------
                  (b)Florida Department of Environmental Preservation, General
                       Services Revenue, Series A, 7.200%, 07/01/2011               1,680     1,755
                     ----------------------------------------------------------------------------------
                     Florida Department of Natural Resources, General Services
                       Revenue, Preservation 2000:
                       Series A, 6.000%, 07/01/2011                                 2,370     2,547
                       Series B, 5.250%, 07/01/2011                                 1,000     1,008
                     ----------------------------------------------------------------------------------
                  (a)Florida Department of Natural Resources, General Services
                       Revenue, Preservation 2000, Series A, Prerefunded
                       07/01/2013 @ 102, 6.750%, 07/01/2013                         1,000     1,065
                     ----------------------------------------------------------------------------------
                     Florida Housing Finance Agency, GNMA Collateral Home
                       Ownership Revenue, 7.900%, 03/01/2022                          670       696
                     ----------------------------------------------------------------------------------
                     Gainesville, FL, Utility System Revenue, Series B, 6.500%,
                       10/01/2010                                                   1,370     1,535
                     ----------------------------------------------------------------------------------
                     Greater Orlando Aviation Authority, Airport Facilities
                       Revenue:
                       5.750%, 10/01/2011                                           1,690     1,756
                       5.125%, 10/01/2017                                           1,000       936
                     ----------------------------------------------------------------------------------
                  (a)Hillsborough County, FL, Aviation Authority Revenue, Tampa
                       International Airport:
                       Series A, Prerefunded 10/01/99 @ 102, 6.900%, 10/01/2011       585       598
                       Series A, Prerefunded 10/01/99 @ 102, 6.900%, 10/01/2011       665       680
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                     --------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT   VALUE
                     --------------------------------------------------------------------------------------
                  (b)Hillsborough County, FL, Industrial Development Authority,
                       2.700%, 09/01/2025                                          $3,000   $ 3,000
                     ----------------------------------------------------------------------------------
                     Hillsborough County, FL, Utility Revenue, Series A, 7.000%,
                       08/01/2014                                                   1,325     1,393
                     ----------------------------------------------------------------------------------
                     Hillsborough County, FL, Industrial Development Revenue,
                       University Community Hospital, 6.500%, 08/15/2019            1,000     1,111
                     ----------------------------------------------------------------------------------
                     Hillsborough County, FL, Industrial Development Authority
                       Revenue, University Community Hospital Project, 5.625%,
                       08/15/2023                                                   1,770     1,650
                     ----------------------------------------------------------------------------------
                     Hillsborough County, FL, Single Family Mortgage Revenue,
                       Housing Finance Authority, Series A, 7.300%, 04/01/2022        265       274
                     ----------------------------------------------------------------------------------
                     Jacksonville, FL, Electric Authority Revenue, Series 7, zero
                       coupon, 10/01/2011                                           1,140       602
                     ----------------------------------------------------------------------------------
                     Jacksonville, FL, Water and Sewer Revenue, 5.000%,
                       10/01/2020                                                   1,000     1,000
                     ----------------------------------------------------------------------------------
                     Key West, FL, Utility Board Electricity Revenue, zero
                       coupon, 10/01/2014                                           4,975     2,169
                     ----------------------------------------------------------------------------------
                     Lakeland, FL, Electricity and Water Revenue, zero coupon,
                       10/01/2009                                                   2,000     1,198
                     ----------------------------------------------------------------------------------
                     Lakeland, FL, Electricity and Water Revenue, Series A, zero
                       coupon, 10/01/2010                                           1,755       987
                     ----------------------------------------------------------------------------------
                     Marion County, FL, Hospital District Revenue, 5.625%,
                       10/01/2019                                                   1,000       960
                     ----------------------------------------------------------------------------------
                     Miami-Dade County, FL, General Obligation, School District,
                       5.375%, 10/01/2014                                           1,000     1,008
                     ----------------------------------------------------------------------------------
                     Miami-Dade County, FL, Special Obligation Revenue, Series A,
                       zero coupon, 10/01/2014                                      2,000       857
                     ----------------------------------------------------------------------------------
                     Nassau County, Amelia Island Care Center Project, Revenue,
                       9.750%, 01/01/2023                                             980     1,091
                     ----------------------------------------------------------------------------------
                     North Miami, FL, Education Facilities Revenue, Johnson &
                       Wales University Project, Series A:
                       6.100%, 04/01/2013                                           1,285     1,294
                       6.125%, 04/01/2020                                           1,500     1,517
                     ----------------------------------------------------------------------------------
                     Orange County, FL, Health Facilities Authority Revenue,
                       Orlando Regional Healthcare, Series A:
                       6.250%, 10/01/2016                                           3,000     3,252
                       6.250%, 10/01/2018                                             500       541
                     ----------------------------------------------------------------------------------
                     Orlando, FL, Expressway Authority Revenue, 6.500%,
                       07/01/2012                                                   1,000     1,122
                     ----------------------------------------------------------------------------------
                     Orlando, FL, Special Assessment Revenue, Conroy Road
                       Interchange, Series A, 5.800%, 05/01/2026                    1,280     1,188
                     ----------------------------------------------------------------------------------
                     Orlando, FL, Utility Water and Electricity Revenue, 6.750%,
                       10/01/2017                                                   3,000     3,434
                     ----------------------------------------------------------------------------------
                     Palm Beach County, FL, Criminal Justice Facilities Revenue,
                       7.200%, 06/01/2015                                             110       131
                     ----------------------------------------------------------------------------------
                     Palm Beach County, FL, General Obligation, 5.500%,
                       12/01/2014                                                   1,000     1,023
                     ----------------------------------------------------------------------------------
                     Palm Beach County, FL, Solid Waste Authority Revenue, Series
                       A, zero coupon, 10/01/2013                                   2,865     1,329
                     ----------------------------------------------------------------------------------
                     Pensacola, FL, Health Facilities Revenue, Daughters of
                       Charity National Healthcare, 5.250%, 01/01/2011              2,200     2,192
                     ----------------------------------------------------------------------------------
                     Pinellas County, FL, Pollution Control Revenue, Florida
                       Power Corporation, 7.200%, 12/01/2014                        2,000     2,123
                     ----------------------------------------------------------------------------------
                     Port Palm Beach, FL, Revenue, Series A, 5.375%, 09/01/2012     1,100     1,113
                     ----------------------------------------------------------------------------------
                     Port St. Lucie, FL, Special Assessment Revenue, Utility
                       Service Area No. 3 & 4, Series A, 5.000%, 10/01/2013         1,000       974
                     ----------------------------------------------------------------------------------
                     Port St. Lucie, FL, Special Assessment Revenue, Assessment
                       No. 1 -- Phase II, 5.400%, 10/01/2016                        2,000     1,981
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                     ISSUER                                                         AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------
                     St Johns County, FL, Water and Sewer Revenue, Series A, zero
                       coupon, 06/01/2016                                          $  440   $   172
                     ----------------------------------------------------------------------------------
                  (a)St Petersburg, FL, Health Facilities Authority Revenue,
                       Allegheny Health Systems, Series A, Prerefunded 12/01/01 @
                       102, 7.000%, 12/01/2015                                        500       539
                     ----------------------------------------------------------------------------------
                  (a)St Petersburg, FL, Health Facilities Authority Revenue,
                       Allegheny Health Systems, Prerefunded 12/01/03 @ 100,
                       6.750%, 12/01/2021                                           1,000     1,093
                     ----------------------------------------------------------------------------------
                     State of Florida Board of Education Capital Outlay, General
                       Obligation:
                       Series F, 5.125%, 06/01/2014                                 1,000       980
                       Series A, 7.250%, 06/01/2023                                   390       406
                     ----------------------------------------------------------------------------------
                     State of Florida Board of Education, Lottery Revenue, Series
                       C, 5.125%, 07/01/2015                                        2,000     1,943
                     ----------------------------------------------------------------------------------
                  (b)Sunrise, FL, Utility Systems Revenue, 5.966%, 10/01/2018       1,250     1,263
                     ----------------------------------------------------------------------------------
                     Tampa Bay, FL, Sports Authority Revenue, Tampa Bay Arena,
                       5.750%, 10/01/2020                                           2,075     2,135
                     ----------------------------------------------------------------------------------
                     Tampa Bay, FL, Utility Tax Revenue:
                       zero coupon, 10/01/2014                                      3,165     1,380
                       zero coupon, 10/01/2016                                        375       144
                     ----------------------------------------------------------------------------------
                     Village Center Community Development Center, Utility
                       Revenue, 6.000%, 11/01/2018                                  1,250     1,328
                     ----------------------------------------------------------------------------------
                  (a)Volusia County, FL, Health Facilities Authority, Memorial
                       Health Systems Project, Revenue, Prerefunded 6/1/00 @ 102,
                       8.250%, 06/01/2020                                           1,940     2,040
                     ----------------------------------------------------------------------------------
                     Westchase, FL, Special Assessment Revenue, Community
                       Development District, 5.800%, 05/01/2012                     2,975     3,066
                     ----------------------------------------------------------------------------------
                     Foothill Eastern Transportation Corridor Agency, CA, Toll
                       Road Revenue, 5.750%, 01/15/2040                               550       530
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, General Obligation:
                       6.250% 07/01/2013                                              850       937
                       6.000%, 07/01/2016                                           2,000     2,139
                       zero coupon, 07/01/2017                                      3,500     1,291
                     ----------------------------------------------------------------------------------
                  (b)Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue, 7.15%, 07/01/2018                           625       709
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Authority, Matching Fund Loan
                       Notes, Series A, 7.250%, 10/01/2018                          2,125     2,347
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL INVESTMENTS--100%
                     (Cost: $92,785)                                                        $92,665
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b) Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

Based on the cost of investments of $92,785,000 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $2,172,000, the gross unrealized depreciation was $2,292,000 and the net unrealized depreciation on investments was $120,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER NEW YORK TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                       1-YEAR           5-YEAR           10-YEAR           LIFE OF CLASS
------------------------------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS A                -5.92%           4.67%            6.51%             6.78%     (since 12/31/85)
------------------------------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS B                -5.20            4.60             N/A               4.53      (since 5/31/94)
------------------------------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS C                -2.33            4.76             N/A               4.66      (since 5/31/94)
------------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 12/31/85 to 8/31/99

                                      KEMPER NEW YORK TAX-             LEHMAN BROTHERS
                                    FREE INCOME FUND CLASS A(1)      MUNICIPAL BOND INDEX+         CONSUMER PRICE INDEX++
                                    -------------------------        ---------------------         ---------------------
12/31/85                                      10000                           10000                        10000
12/31/89                                      12837                           14779                        11535
12/31/94                                      18117                           20613                        13693
8/31/99                                       24508                           29008                        15294

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to 8/31/99

                                      KEMPER NEW YORK TAX-             LEHMAN BROTHERS
                                    FREE INCOME FUND CLASS B(1)      MUNICIPAL BOND INDEX+         CONSUMER PRICE INDEX++
                                    -------------------------        ---------------------         ---------------------
5/31/94                                       10000                           10000                        10000
12/31/96                                      11626                           12099                        10753
8/31/99                                       12612                           13886                        11336

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 5/31/94 to 8/31/99

                                      KEMPER NEW YORK TAX-             LEHMAN BROTHERS
                                    FREE INCOME FUND CLASS C(1)      MUNICIPAL BOND INDEX+          CONSUMER PRICE INDEX++
                                    -------------------------        ---------------------          ---------------------
5/31/94                                       10000                           10000                         10000
12/31/96                                      11611                           12099                         10753
8/31/99                                       12701                           13886                         11336

    PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

   *AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME
    AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

 (1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER STATE TAX-FREE INCOME FUNDS TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUNDS' PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGES, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

   +THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000
    BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
    CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST 5 YEARS, AND HAVE A MATURITY OF AT LEAST 2 YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX (AMT), VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

  ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
    THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                 ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
REVENUE BONDS                              80%                     73%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                   18                      14
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                     2                      11
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                       --                       2
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]            [PIE CHART]
                                       ON 8/31/99             ON 8/31/98


--------------------------------------------------------------------------------
QUALITY                                ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
AAA                                        56%                     42%
--------------------------------------------------------------------------------
AA                                         11                      12
--------------------------------------------------------------------------------
A                                          17                      23
--------------------------------------------------------------------------------
BBB                                        10                      16
--------------------------------------------------------------------------------
BB                                          1                      --
--------------------------------------------------------------------------------
B                                          --                       1
--------------------------------------------------------------------------------
NOT RATED                                   5                       6
--------------------------------------------------------------------------------
                                          100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                      ON 8/31/99               ON 8/31/98


--------------------------------------------------------------------------------
YEARS TO MATURITY                      ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
1-10 YEARS                                 42%                     14%
--------------------------------------------------------------------------------
11-20 YEARS                                48                      51
--------------------------------------------------------------------------------
+21 YEARS                                  10                      35
--------------------------------------------------------------------------------
                                          100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                      ON 8/31/99               ON 8/31/98


--------------------------------------------------------------------------------
AVERAGE MATURITY                       ON 8/31/99              ON 8/31/98
--------------------------------------------------------------------------------
                                       13.8 years              17.6 years
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1999
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                          AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------
                  (a)Battery Park City Authority, Housing Revenue, Prerefunded
                       06/01/2005 @ 100, 8.625%, 06/01/2023                        $   10   $     12
                     -----------------------------------------------------------------------------------
                     Long Island Power Authority, Electric System Revenue, Series
                       A:
                       5.500%, 12/01/2013                                           1,075      1,096
                       5.500%, 12/01/2023                                           3,500      3,357
                       5.500%, 12/01/2029                                           5,000      4,881
                     -----------------------------------------------------------------------------------
                  (b)Long Island, NY, Power Authority, Series 6, 3.100%,
                       05/01/2033                                                   5,000      5,000
                     -----------------------------------------------------------------------------------
                     Monroe County, NY, General Obligation, 6.000%, 03/01/2018      1,130      1,203
                     -----------------------------------------------------------------------------------
                     Nassau County, NY, Sewer Districts, Series A:
                       6.000%, 07/01/2012                                             705        751
                       6.000%, 07/01/2013                                             710        755
                     -----------------------------------------------------------------------------------
                     New York City, NY, City Transportation Authority, Triborough
                       Bridge, Series A, 5.625%, 01/01/2010                         1,000      1,041
                     -----------------------------------------------------------------------------------
                     New York City, NY, General Obligation:
                       7.750%, 03/15/2002                                              15         16
                  (a)  Prerefunded 03/15/2000 @ 101.5, 7.750%, 03/15/2002              50         52
                       Series L, 5.625%, 08/01/2007                                 5,550      5,791
                       Series F, zero coupon, 08/01/2008                            6,755      4,334
                       Series C, 5.500%, 11/15/2009                                 3,060      3,148
                       Series H, 6.000%, 08/01/2010                                 3,725      3,952
                       Series C, 5.250%, 08/15/2013                                 3,000      2,923
                       Series H, 6.000%, 08/01/2014                                 2,500      2,592
                       Series J, 5.000%, 05/15/2017                                 2,000      1,850
                       Series H, 6.125%, 08/01/2025                                 3,000      3,074
                     -----------------------------------------------------------------------------------
                  (b)New York City, NY, General Obligation Unlimited, 2.700%,
                       08/15/2005                                                   1,100      1,100
                     -----------------------------------------------------------------------------------
                     New York City, NY, Housing Development Corporation, Series
                       A, 7.300%, 06/01/2010                                        8,800      9,341
                     -----------------------------------------------------------------------------------
                     New York City, NY, Municipal Water Finance Authority, Water
                       and Sewer System Revenue, Series B:
                       5.250%, 06/15/2010                                           7,000      7,077
                       5.875%, 06/15/2026                                           3,000      3,016
                     -----------------------------------------------------------------------------------
                     New York City, NY, Transitional Finance Authority, Revenue:
                       Series A, 5.250%, 11/15/2013                                   500        496
                       Series C, 5.000%, 05/01/2016                                 2,125      2,007
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University System,
                       Revenue:
                       Series D, 7.000%, 07/01/2009                                 2,200      2,441
                       Series A, 5.750%, 07/01/2013                                 1,000      1,046
                       5.750%, 07/01/2013                                           4,100      4,289
                       5.000%, 07/01/2016                                           2,000      1,865
                       Series A, 5.750%, 07/01/2018                                 2,000      2,066
                       5.750%, 07/01/2018                                           2,250      2,325
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Colgate University,
                       Revenue:
                       6.000%, 07/01/2016                                             900        960
                       6.000%, 07/01/2021                                             850        901
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Cornell University,
                       Revenue, Series A, 7.375%, 07/01/2020                        2,000      2,092
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Department of Health,
                       Revenue, 5.750%, 07/01/2007                                  1,500      1,569
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Fordham University,
                       Revenue, 7.200%, 07/01/2015                                 $  790   $    825
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Judicial Facilities,
                       Revenue, 7.375%, 07/01/2016                                    120        143
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Mental Health Services
                       Facilities Improvements, Revenue, Series D:
                       5.000%, 02/15/2012                                           1,160      1,175
                       5.000%, 08/15/2012                                           1,160      1,175
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, New York University,
                       Revenue, Series A, 5.750%, 07/01/2014                        1,000      1,044
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Office Facilities, Lease
                       Revenue, 5.250%, 04/01/2014                                    745        727
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Pace University,
                       Revenue:
                       6.500%, 07/01/2011                                             760        850
                       6.500%, 07/01/2012                                             500        561
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Special Activity School
                       Districts, Revenue:
                       5.250%, 07/01/2011                                           2,545      2,550
                       5.250%, 07/01/2012                                           1,350      1,339
                       5.250%, 07/01/2013                                             370        363
                       5.250%, 07/01/2015                                           1,000        969
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Dormitory Facilities, Lease Revenue, Series A, 5.250%,
                       07/01/2012                                                   1,000        999
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue:
                       Series C, 7.375%, 05/15/2010                                 1,000      1,147
                       Series B, 7.500%, 05/15/2011                                 1,000      1,159
                       5.000%, 05/15/2013                                           1,845      1,754
                       5.875%, 05/15/2017                                           2,325      2,437
                  (a)Prerefunded 5/15/2002 @ 102, 7.25%, 05/15/2018                   155        170
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, St. Joseph's Hospital
                       Health Center, Revenue, 6.000%, 07/01/2009                   1,000      1,067
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, St. Vincents's Hospital
                       and Medical Center, 7.375%, 08/01/2011                       2,320      2,479
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Upstate Community
                       Colleges, Revenue, Series A:
                       5.000%, 07/01/2014                                           1,500      1,434
                       5.875%, 07/01/2016                                           3,555      3,602
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Westchester County Court
                       Facilities, Lease Revenue:
                       5.250%, 08/01/2013                                           2,685      2,668
                       5.250%, 08/01/2014                                           2,555      2,525
                     -----------------------------------------------------------------------------------
                     New York State Dormitory Authority, Wyndham Schools,
                       Revenue, Series C, 5.000%, 07/01/2018                        1,500      1,380
                     -----------------------------------------------------------------------------------
                  (b)New York State Energy Research and Development Authority,
                       2.950%, 12/01/2025                                           2,500      2,500
                     -----------------------------------------------------------------------------------
                     New York State Energy Research and Development Authority,
                       Lilco Project, Revenue, Series A, 5.150%, 03/01/2016         2,500      2,335
                     -----------------------------------------------------------------------------------
                  (b)New York State Energy Research and Development Authority,
                       PCR, Niagara Mohawk Power Co., Daily Demand Note:
                       3.100%, 12/01/2023                                             800        800
                       3.100%, 07/01/2027                                           4,800      4,800
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     New York State Environmental Facilities Corporation,
                       RiverBank State Park, Special Obligation Revenue, 6.250%,
                       04/01/2012                                                  $3,695   $  4,041
                     -----------------------------------------------------------------------------------
                     New York State Environmental Facilities Corporation, State
                       Water Pollution Control, Revolving Fund Revenue:
                       Series A, 7.250%, 06/15/2010                                   100        107
                  (a)  Series A, Prerefunded 06/15/2001 @ 102, 7.250%, 06/15/2010     900        966
                       Series E, 6.500%, 06/15/2014                                    90         95
                     -----------------------------------------------------------------------------------
                     New York State, General Obligation:
                       Series F, 5.500%, 09/15/2008                                 2,000      2,093
                       Series 1998 F, 5.250%, 09/15/2013                            1,275      1,261
                       5.000%, 09/15/2014                                           2,480      2,370
                     -----------------------------------------------------------------------------------
                     New York State Housing Finance Agency, Multi-Family Mortgage
                       Housing, Revenue, Series A:
                       6.950%, 08/15/2012                                           1,500      1,597
                       6.000%, 08/15/2027                                           1,195      1,227
                     -----------------------------------------------------------------------------------
                     New York State Housing Finance Agency, Service Contract
                       Obligation, Revenue:
                       Series A, 7.250%, 09/15/2012                                   185        199
                       Series C, 7.300%, 09/15/2012                                    75         80
                     -----------------------------------------------------------------------------------
                     New York State Housing Finance Agency, State University
                       Construction, Revenue, Series A, 8.000%, 05/01/2011            200        247
                     -----------------------------------------------------------------------------------
                     New York State Housing Finance Agency, West-H.E.L.P.
                       Housing, Revenue, Series A, 7.550%, 11/01/2002               1,815      1,836
                     -----------------------------------------------------------------------------------
                     New York State Local Assistance Corporation, Capital
                       Appreciation, Series B, zero coupon, 04/01/2009              5,980      3,687
                     -----------------------------------------------------------------------------------
                     New York State Medical Care Facilities Finance Agency,
                       Revenue, 7.875%, 08/15/2015                                    380        385
                     -----------------------------------------------------------------------------------
                     New York State Medical Care Facilities Finance Agency,
                       Mental Health Service Facilities Improvement, Revenue,
                       Series D:
                       7.400%, 02/15/2018                                             755        823
                       7.400%, 02/15/2018                                             300        322
                       7.700%, 02/15/2018                                              55         56
                  (a)  Prerefunded 02/15/2000 @ 102, 7.750%, 02/15/2020               365        379
                  (a)  Prerefunded 02/15/2000 @ 102, 7.750%, 02/15/2020               140        145
                     -----------------------------------------------------------------------------------
                     New York State Metropolitan Transportation Authority,
                       Commuter Facilities Revenue, Series E, 5.000%, 07/01/2015    3,000      2,844
                     -----------------------------------------------------------------------------------
                     New York State Metropolitan Transportation Authority,
                       Transportation Facilities Revenue:
                       Series Q, 5.125%, 07/01/2012                                 7,000      6,890
                       6.000%, 07/01/2016                                           7,750      7,998
                     -----------------------------------------------------------------------------------
                 (b) New York State Metropolitan Transportation Authority,
                       Transportation Facilities, Revenue, 5.304%, 07/01/2011       2,000      1,906
                     -----------------------------------------------------------------------------------
                     New York State Mortgage Agency, Homeownership Mortgage
                       Revenue:
                       Series KK, 7.800%, 10/01/2020                                1,000      1,021
                       Series 56, 6.450%, 10/01/2021                                4,000      4,161
                       Series HH, 7.850%, 04/01/2022                                  700        715
                     -----------------------------------------------------------------------------------
                     New York State Thruway Authority, Highway and Bridges Trust
                       Fund, Revenue, Series A, 5.125%, 04/01/2015                  1,500      1,446
                     -----------------------------------------------------------------------------------
                     New York State Thruway Authority, Local Highway and Bridges,
                       Service Contract Revenue:
                       6.000%, 04/01/2011                                           5,000      5,243
                       5.250%, 04/01/2014                                           2,000      1,957
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Community
                       Enhancement Facilities, Revenue, 5.125%, 04/01/2014         $1,000   $    965
                     -----------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Correctional
                       Facilities Service Contract Revenue, Series B:
                       5.250%, 01/01/2012                                             350        348
                       5.250%, 01/01/2013                                           1,700      1,675
                     -----------------------------------------------------------------------------------
                     New York State Urban Development Corporation, State
                       Facilities, Revenue, 5.600%, 04/01/2015                      2,260      2,266
                     -----------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Sub Lien
                       Corporation Purpose, 5.500%, 07/01/2022                      5,000      4,820
                     -----------------------------------------------------------------------------------
                     New York State Urban Development Corp, Syracuse University
                       Center for Science and Technology, Revenue:
                       5.500%, 01/01/2015                                           4,500      4,465
                       5.500%, 01/01/2017                                           4,890      4,801
                     -----------------------------------------------------------------------------------
                     New York Triborough Bridge and Tunnel Authority, General
                       Purpose Revenue, Series Y, 6.125%, 01/01/2021                7,205      7,742
                     -----------------------------------------------------------------------------------
                  (b)Niagara Falls, NY, Toll Revenue, 5.518%, 10/01/2015            5,360      5,285
                     -----------------------------------------------------------------------------------
                     Niagara Falls, NY, Water Treatment Plant, General
                       Obligation:
                       7.250%, 11/01/2011                                             215        253
                       7.000%, 11/01/2012                                           1,000      1,100
                     -----------------------------------------------------------------------------------
                     Orange County, NY, Industrial Development Agency, The Glen
                       Arden Project:
                       5.625%, 01/01/2018                                           1,000        944
                       5.700%, 01/01/2028                                           2,500      2,321
                     -----------------------------------------------------------------------------------
                     Port Authority of New York and New Jersey, JFK International
                       Airport Terminal 6, Special Obligation Revenue, 6.250%,
                       12/01/2015                                                   8,000      8,679
                     -----------------------------------------------------------------------------------
                     Port Authority of New York and New Jersey, La Guardia
                       Airport Passenger Terminal, Revenue, 9.125%, 12/01/2015      2,550      2,717
                     -----------------------------------------------------------------------------------
                     Suffolk County, NY, Water Authority, Waterworks Revenue,
                       6.000%, 06/01/2014                                           3,000      3,208
                     -----------------------------------------------------------------------------------
                     Ulster County, NY, Resource Recovery Agency, Solid Waste
                       System Revenue, 6.000%, 03/01/2014                           3,000      3,030
                     -----------------------------------------------------------------------------------
                     Yonkers, NY, General Obligation, Series A, 5.250%,
                       12/01/2012                                                   1,250      1,240
                     -----------------------------------------------------------------------------------
                  (b)Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue, 7.15%, 07/01/2018                         1,375      1,560
                     -----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Highway and Transportation
                       Authority, Highway Revenue, Series Y, 5.500%, 07/01/2026     2,000      1,936
                     -----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Public Improvements, General
                       Obligation, zero coupon, 07/01/2008                          1,000        642
                     -----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL INVESTMENTS--100%
                     (Cost: $250,018)                                                       $249,490
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b) Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

Based on the cost of investments of $250,018,000 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $5,007,000, the gross unrealized depreciation was $5,535,000 and the net unrealized depreciation on investments was $528,000.

At August 31, 1999, open futures contracts purchased are as follows (in thousands):

                                          EXPIRATION                               AGGREGATE             MARKET
            FUTURES                          MONTH             CONTRACTS         FACE VALUE ($)         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Municipal Bond Index                     September '99          42                 4,829                  5,040
-----------------------------------------------------------------------------------------------------------------
Municipal Bond Index                     December '99           58                 6,612                  6,574
-----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open future contracts purchased                                            173
                                                                                                          =====

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER OHIO TAX-FREE INCOME FUND AVERAGE ANNUAL TOTAL RETURNS*

FOR PERIODS ENDED AUGUST 31, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                       1-YEAR        5-YEAR      LIFE OF CLASS
-----------------------------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS A            -5.16%            5.06%            5.28%         (since 3/22/93)
-----------------------------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS B            -4.39             5.04             5.10          (since 5/31/94)
-----------------------------------------------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS C            -1.48             5.22             5.27          (since 5/31/94)
-----------------------------------------------------------------------------------------------------------------------


                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 3/31/93 to 8/31/99

                                                  KEMPER OHIO TAX-FREE           LEHMAN BROTHERS
                                                  INCOME FUND CLASS A(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                  --------------------        ---------------------       ----------------------
3/31/93                                                   10000                       10000                       10000
12/31/96                                                  12447                       12593                       11045
8/31/99                                                   14018                       14453                       11643

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to 8/31/99

                                                  KEMPER OHIO TAX-FREE           LEHMAN BROTHERS
                                                  INCOME FUND CLASS B(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                  --------------------        ---------------------       ----------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11873                       12099                       10753
8/31/99                                                   12983                       13886                       11336

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------

                                                  KEMPER OHIO TAX-FREE           LEHMAN BROTHERS
                                                  INCOME FUND CLASS C(1)      MUNICIPAL BOND INDEX+       CONSUMER PRICE INDEX++
                                                  --------------------        ---------------------       ----------------------
5/31/94                                                   10000                       10000                       10000
12/31/96                                                  11874                       12099                       10753
8/31/99                                                   13086                       13886                       11336

    PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAYE WORTH MORE OR LESS THAN ORIGINAL COST.

 * AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

 (1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED
    SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER STATE TAX-FREE INCOME FUNDS TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUNDS' PERFORMANCE
    REFLECTS THE MAXIMUM SALES CHARGES, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

 + THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
    CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST 5 YEARS, AND HAVE A MATURITY OF AT LEAST 2 YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX (AMT), VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                  ON 8/31/99             ON 8/31/98
--------------------------------------------------------------------------------
REVENUE BONDS                          49%                   48%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS               34                     35
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                17                     15
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                   --                      2
--------------------------------------------------------------------------------
                                      100%                   100%

                                 [PIE CHART]             [PIE CHART]
                                  ON 8/31/99             ON 8/31/98

QUALITY

--------------------------------------------------------------------------------
                                  ON 8/31/99             ON 8/31/98
--------------------------------------------------------------------------------
AAA                                    67%                    64%
--------------------------------------------------------------------------------
AA                                     13                     11
--------------------------------------------------------------------------------
A                                       3                      3
--------------------------------------------------------------------------------
BBB                                     6                      8
--------------------------------------------------------------------------------
BB                                      3                      3
--------------------------------------------------------------------------------
NOT RATED                               8                     11
--------------------------------------------------------------------------------
                                      100%                   100%

                                  [PIE CHART]            [PIE CHART]
                                  ON 8/31/99             ON 8/31/98

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                  ON 8/31/99             ON 8/31/98
--------------------------------------------------------------------------------
    1-10 YEARS                       64%                     26%
--------------------------------------------------------------------------------
    11-20 YEARS                      32                      52
--------------------------------------------------------------------------------
    +21 YEARS                         4                      22
--------------------------------------------------------------------------------
                                    100%                    100%

                                  [PIE CHART]            [PIE CHART]
                                  ON 8/31/99             ON 8/31/98

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                  ON 8/31/99             ON 8/31/98
--------------------------------------------------------------------------------
                                  12.2 years             13.9 years
-------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1999
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                        AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS
-------------------------------------------------------------------------------------------------------
                     Akron, OH, Sewer System, Revenue, 5.900%, 12/01/2011          $  385   $   405
                     ----------------------------------------------------------------------------------
                     Athens, OH, General Obligation, 6.250%, 11/01/2011               500       511
                     ----------------------------------------------------------------------------------
                     Avon, OH, Local School District, General Obligation, 6.500%,
                       12/01/2015                                                     940     1,059
                     ----------------------------------------------------------------------------------
                     Batavia, OH, Local School District, General Obligation,
                       7.000%, 12/01/2014                                             500       574
                     ----------------------------------------------------------------------------------
                     Beavercreek, OH, Local School District, General Obligation,
                       Series 1996, 6.600%, 12/01/2015                                500       568
                     ----------------------------------------------------------------------------------
                     Big Walnut, OH, Local School District, General Obligation,
                       zero coupon, 12/01/2012                                        420       210
                     ----------------------------------------------------------------------------------
                     Clermont County, OH, Sewer System Revenue, 7.200%,
                       12/01/2005                                                     500       530
                     ----------------------------------------------------------------------------------
                     Cleveland, OH, Public Power System Revenue, 1st Mortgage:
                       7.000%, 11/15/2017                                             750       803
                       7.000%, 11/15/2024                                             600       680
                     ----------------------------------------------------------------------------------
                     Cleveland, OH, Revenue Bond, Cleveland Stadium:
                       zero coupon, 12/01/2008                                        825       483
                       zero coupon, 12/01/2012                                        815       364
                       zero coupon, 12/01/2020                                        820       237
                     ----------------------------------------------------------------------------------
                     Cleveland, OH, Waterworks Revenue:
                       6.250%, 01/01/2015                                             615       654
                       6.250%, 01/01/2015                                              25        26
                     ----------------------------------------------------------------------------------
                     Columbus, OH, Municipal Airport Authority, Revenue, 6.000%,
                       01/01/2014                                                     250       255
                     ----------------------------------------------------------------------------------
                     Crawford County, OH, General Obligation, 6.750%, 12/01/2019      700       787
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, OH, General Obligation, 5.650%, 05/15/2018      500       512
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, OH, Hospital Revenue, 6.250%, 08/15/2014        950     1,047
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, OH, Multifamily Housing Revenue, 6.500%,
                       10/20/2020                                                   1,000     1,055
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, Port Authority Revenue, Port Revenue Docks
                       PS-1, Series 1997, 6.000%, 03/01/2007                          500       497
                     ----------------------------------------------------------------------------------
                     Dublin, OH, City School District, General Obligation,
                       zero coupon, 12/01/2010                                        500       279
                       zero coupon, 12/01/2011                                      1,095       575
                     ----------------------------------------------------------------------------------
                     Edon Township, OH, Local School District, General
                       Obligation, 6.000%, 12/01/2019                                 475       506
                     ----------------------------------------------------------------------------------
                     Fayette County, OH, Rattlesnake Improvement Area, General
                       Obligation, 5.900%, 12/01/2013                                 155       162
                     ----------------------------------------------------------------------------------
                     Finneytown, OH, Local School District, General Obligation,
                       6.200%, 12/01/2017                                             320       348
                     ----------------------------------------------------------------------------------
                     Franklin, OH, Muskingum County Local School District,
                       General Obligation, 6.500%, 12/01/2013                         500       564
                     ----------------------------------------------------------------------------------
                     Gateway Economic Development Corporation of Cuyahoga County,
                       OH, Excise Tax, Series 1990, 7.500%, 09/01/2005              1,000     1,064
                     ----------------------------------------------------------------------------------
                     Green Springs, OH, Health Care Facilities Revenue, 7.000%,
                       05/15/2014                                                     400       375
                     ----------------------------------------------------------------------------------
                     Highland Heights, OH, General Obligation, 6.150%, 12/01/2012     145       154
                     ----------------------------------------------------------------------------------
                     Lakeview, OH, Local School District, General Obligation,
                       6.900%, 12/01/2014                                             700       792
                     ----------------------------------------------------------------------------------
                     Lakota, OH, Local School District, General Obligation,
                       7.000%, 12/01/2008                                             500       577
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
                     Liberty, OH, Local School District, General Obligation:
                       zero coupon, 12/01/2011                                     $  250   $   131
                       zero coupon, 12/01/2012                                        255       125
                       zero coupon, 12/01/2014                                        570       252
                     ----------------------------------------------------------------------------------
                     Lucas County, OH, General Obligation:
                       6.050%, 12/01/2013                                             130       137
                       6.500%, 12/01/2016                                             250       270
                     ----------------------------------------------------------------------------------
                     Lucas County, OH, Toledo Port Authority Development, Revenue
                       Bond, Northwest Ohio Bond Fund, Series A, 5.400%,
                       05/15/2019                                                     500       458
                     ----------------------------------------------------------------------------------
                     Marion County, OH, Health Care Facilities, United Church
                       Homes, Revenue:
                       6.375%, 11/15/2010                                             300       303
                       6.300%, 11/15/2015                                             400       402
                     ----------------------------------------------------------------------------------
                     Medina, OH, City School District, General Obligation:
                       zero coupon, 12/01/2006                                        840       590
                       zero coupon, 12/01/2010                                      1,045       583
                     ----------------------------------------------------------------------------------
                     Napoleon, OH, Health Care Facility, Lutheran Orphans' and
                       Old Folks' Home Society, Revenue, 6.875%, 08/01/2023           455       486
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater Revenue,
                       AMBAC, 6.500%, 11/15/2016                                      300       318
                     ----------------------------------------------------------------------------------
                  (b)Ohio Air Quality Development Authority, Cincinnati Gas
                       and Electric, Daily Demand Note:
                       3.000%, 12/01/2015                                             200       200
                       2.700%, 09/01/2030                                           1,800     1,800
                     ----------------------------------------------------------------------------------
                     Ohio Higher Education Facility Commission, University of
                       Findlay Project, Revenue, 6.125%, 09/01/2016                   400       401
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, GNMA Single Family Mortgage
                       Revenue, zero coupon, 01/15/2015                             1,000       394
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, Multifamily Housing, Westlake
                       Apartments Project, Revenue, 5.850%, 12/01/2016                500       508
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, GNMA Single Family Mortgage
                       Revenue, 7.850%, 09/01/2021                                    165       171
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency Mortgage, Residential B-2,
                       Revenue, 6.100%, 09/01/2028                                    250       252
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Administration Building,
                       Series A, 5.375%, 10/01/2012                                   500       503
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Administrative Building Funds
                       Project Revenue, 6.300%, 10/01/2011                            140       151
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Adult Correctional Building
                       Fund, Revenue, 6.125%, 10/01/2012                              310       326
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Juvenile Correctional
                       Building Authority, 6.600%, 10/01/2014                         200       223
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Revenue Bond, Adult
                       Correctional Facilities, Series A, 5.500%, 10/01/2010          250       259
                     ----------------------------------------------------------------------------------
                     Ohio State Building Authority, Revenue, 6.250%, 06/01/2011       215       227
                     ----------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, Xavier University,
                       Revenue, 6.000%, 05/15/2011                                    240       254
                     ----------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, Dominican College,
                       Revenue, 6.625%, 12/01/2014                                    600       633
                     ----------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, University of Dayton,
                       Revenue, 6.600%, 12/01/2017                                    430       465
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
                     Ohio State Higher Educational Facilities Commission, Higher
                       Educational Facilities-Oberlin College, Revenue Bonds,
                       5.25%, 10/01/2014                                           $  750   $   746
                     ----------------------------------------------------------------------------------
                     Ohio State Turnpike, Revenue, 6.000%, 02/15/2007               1,000     1,076
                     ----------------------------------------------------------------------------------
                     Ohio State Water Development Authority, Pollution Control,
                       Revenue, 6.000%, 12/01/2006                                    550       594
                     ----------------------------------------------------------------------------------
                     Ohio State Water Development Authority, Pollution Control,
                       Revenue, 6.100%, 08/01/2020                                  1,000       976
                     ----------------------------------------------------------------------------------
                     Ohio State Water Development Authority, 5.875%, 09/01/2020       200       192
                     ----------------------------------------------------------------------------------
                     Olentangy, OH, Local School District, General Obligation:
                       5.850%, 12/01/2007                                             400       430
                  (a)Prerefunded 12/01/2001, 6.350%, 12/01/2017                       150       160
                     ----------------------------------------------------------------------------------
                  (a)Olmstead Falls, OH, City School District, General
                       Obligation, Prerefunded 12/15/2004, 6.850%, 12/15/2011         250       282
                     ----------------------------------------------------------------------------------
                     Sandusky County, OH, General Obligation, 6.200%, 12/01/2013      500       537
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst, OH, City School District, General
                       Obligation, 6.400%, 12/01/2018                                 535       571
                     ----------------------------------------------------------------------------------
                     Springboro, OH, Community City School District, School
                       Improvement, General Obligation, 6.000%, 12/01/2011            500       540
                     ----------------------------------------------------------------------------------
                     Springdale, OH, Hospital Facilities, 1st Mortgage, Revenue,
                       6.000%, 11/01/2018                                             750       747
                     ----------------------------------------------------------------------------------
                     Strongsville, OH, General Obligation, 6.700%, 12/01/2011         500       559
                     ----------------------------------------------------------------------------------
                     Toledo, OH, General Obligation:
                       6.100%, 12/01/2014                                             250       265
                       6.350%, 12/01/2025                                           1,000     1,046
                     ----------------------------------------------------------------------------------
                     Trumbull County, OH, Sewer Improvement, General Obligation,
                       6.200%, 12/01/2014                                             500       536
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley, OH, Local School District, General
                       Obligation, 6.600%, 12/01/2015                                 365       410
                     ----------------------------------------------------------------------------------
                     University of Akron, General Receipts, Revenue, 5.750%,
                       01/01/2013                                                   1,000     1,034
                     ----------------------------------------------------------------------------------
                     University of Cincinnati, Revenue, 5.500%, 06/01/2013            620       627
                     ----------------------------------------------------------------------------------
                     Wayne, OH, Local School District, General Obligation:
                       6.450%, 12/01/2011                                             155       175
                       6.600%, 12/01/2016                                             200       228
                     ----------------------------------------------------------------------------------
                     Westlake, OH, City School District, General Obligation,
                       6.150%, 12/01/2005                                             500       542
                     ----------------------------------------------------------------------------------
                     Willoughby, OH, Industrial Development, Revenue, 6.875%,
                       07/01/2016                                                     575       613
                     ----------------------------------------------------------------------------------
                     Wooster, OH, City School District, General Obligation, zero
                       coupon, 12/01/2013                                             930       429
                     ----------------------------------------------------------------------------------
                     Wyoming, OH, City School District, General Obligation,
                       Series 1998 B, 5.750%, 12/01/2013                              500       524
                     ----------------------------------------------------------------------------------
                     Youngstown, OH, General Obligation, 6.125%, 12/01/2014           110       117
                     ----------------------------------------------------------------------------------
                     Puerto Rico, Municipal Finance Agency, Revenue, 6.000%,
                       07/01/2014                                                     250       263
                     ----------------------------------------------------------------------------------
                     Puerto Rico, Ports Authority, American Airlines, Inc.,
                       Project, Revenue, 7.149%, 06/01/2026                           360       369
                     ----------------------------------------------------------------------------------
                  (c)Puerto Rico, Highway and Transportation Authority, Inverse
                       Floater, 7.149%, 07/01/2016                                    375       449
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Authority, Matching Fund Loan
                       Notes, Series A, 7.250%, 10/01/2018                            225       249
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL INVESTMENTS
                     (Cost: $41,678)                                                        $42,761
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b) Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

(c) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which may exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rates as of August 31, 1999.

Based on the cost of investments of $41,678,000 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $1,539,000, the gross unrealized depreciation was $456,000 and the net unrealized appreciation on investments was $1,083,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER STATE TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper California Tax-Free Income Fund, Kemper Florida Tax-Free Income Fund, Kemper New York Tax-Free Income Fund and Kemper Ohio Tax-Free Income Fund comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by, management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned funds of the Kemper State Tax-Free Income Series at August 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                           October 19, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999
(IN THOUSANDS)

                                                                CALIFORNIA    FLORIDA    NEW YORK      OHIO
-------------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------------
Investments at value (Cost: $854,971, $92,785,
$250,018 and $41,678, respectively)                              $869,942     92,665      249,490      42,761
-------------------------------------------------------------------------------------------------------------
Cash                                                                  355         21           28         146
-------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                 19,618      1,137        1,166       1,434
-------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                    154         13          151          50
-------------------------------------------------------------------------------------------------------------
  Interest                                                         12,161      1,477        3,129         574
-------------------------------------------------------------------------------------------------------------
  Daily variation margin on open futures contracts                     --         --           31          --
-------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                  902,230     95,313      253,995      44,965
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                           667         51          166          64
-------------------------------------------------------------------------------------------------------------
  Investments purchased                                             4,170      2,571           --          --
-------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                744        145          179          --
-------------------------------------------------------------------------------------------------------------
  Management fee                                                      342         35          104          17
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                                            24          4           10           8
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                                         146         17           32           9
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               22          6            6          --
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            177          4           56           3
-------------------------------------------------------------------------------------------------------------
    Total liabilities                                               6,292      2,833          553         101
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $895,938     92,480      253,442      44,864
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------
Net assets consist of:
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                      14,971       (120)        (528)      1,083
-------------------------------------------------------------------------------------------------------------
  Futures                                                              --         --          173          --
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (10,509)      (660)      (1,529)       (391)
-------------------------------------------------------------------------------------------------------------
Paid-in-capital                                                   891,476     93,260      255,326      44,172
-------------------------------------------------------------------------------------------------------------
NET ASSETS, AT MARKET VALUE                                      $895,938     92,480      253,442      44,864
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                    $854,921     84,757      235,800      30,324
-------------------------------------------------------------------------------------------------------------
  Shares outstanding                                              120,475      8,720       23,080       3,041
-------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                              $   7.10       9.72        10.22        9.97
-------------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or 4.50% of
  offering price)                                                $   7.43      10.18        10.70       10.44
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                    $ 37,070      6,474       13,674      12,658
-------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                5,216        667        1,337       1,270
-------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                              $   7.11       9.71        10.23        9.97
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net shares applicable to shares outstanding                    $  3,947      1,249        3,968       1,882
-------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                  560        129          389         189
-------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                              $   7.05       9.71        10.21        9.97
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended August 31, 1999
(IN THOUSANDS)

                                                              CALIFORNIA   FLORIDA   NEW YORK    OHIO
------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                $ 53,221     5,619     14,807     2,463
------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                  5,147       563      1,505       252
------------------------------------------------------------------------------------------------------
  Distribution services fee                                         319        57        130       102
------------------------------------------------------------------------------------------------------
  Administrative services fee                                     1,874       204        530       102
------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            555        66        211        38
------------------------------------------------------------------------------------------------------
  Trustees' fees                                                     27         5          9         6
------------------------------------------------------------------------------------------------------
  Reports to shareholders                                           275        37        136        10
------------------------------------------------------------------------------------------------------
  Auditing                                                          116        15         32        14
------------------------------------------------------------------------------------------------------
  Legal                                                              22         5         10         3
------------------------------------------------------------------------------------------------------
  Other                                                              51        18         10        12
------------------------------------------------------------------------------------------------------
    Total expenses                                                8,386       970      2,573       533
------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                    44,835     4,649     12,234     1,924
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------

  Net realized gain (loss) from:
------------------------------------------------------------------------------------------------------
    Investments                                                   2,883       547      2,451       (62)
------------------------------------------------------------------------------------------------------
    Futures                                                        (411)      (39)       295         1
------------------------------------------------------------------------------------------------------
    Options                                                         774        42        216        (9)
------------------------------------------------------------------------------------------------------
                                                                  3,246       550      2,962       (70)
------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on:
------------------------------------------------------------------------------------------------------
    Investments                                                 (56,400)   (7,290)   (19,464)   (2,331)
------------------------------------------------------------------------------------------------------
    Futures                                                          --        --        173        --
------------------------------------------------------------------------------------------------------
                                                                (56,400)   (7,290)   (19,291)   (2,331)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (53,154)   (6,740)   (16,329)   (2,401)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $ (8,319)   (2,091)    (4,095)     (477)
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended August 31, 1999 and 1998
(IN THOUSANDS)

                                                              CALIFORNIA                     FLORIDA
                                                       -------------------------       --------------------
                                                          1999           1998           1999         1998
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         $   44,835         48,730         4,649        4,838
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                  3,246         16,460           550        1,887
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                        (56,400)        17,885        (7,290)       1,508
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 (8,319)        83,075        (2,091)       8,233
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                 (44,835)       (48,730)       (4,649)      (4,838)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     (17,889)       (16,813)       (2,248)      (1,420)
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                           (62,724)       (65,543)       (6,897)      (6,258)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
  transactions                                            (57,291)        (1,167)       (6,063)       1,711
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (128,334)        16,365       (15,051)       3,686
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of year                                       1,024,272      1,007,907       107,531      103,845
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                            $  895,938      1,024,272        92,480      107,531
-----------------------------------------------------------------------------------------------------------

                                                               NEW YORK                        OHIO
                                                       -------------------------       --------------------
                                                          1999           1998           1999         1998
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         $   12,234         13,502         1,924        1,774
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                  2,962          4,639           (70)         219
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                        (19,291)         4,612        (2,331)       1,308
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 (4,095)        22,753          (477)       3,301
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                 (12,234)       (13,502)       (1,924)      (1,774)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                      (6,490)        (4,612)         (183)        (250)
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                           (18,724)       (18,114)       (2,107)      (2,024)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
  transactions                                             (8,059)        (6,253)        3,607        3,096
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (30,878)        (1,614)        1,023        4,373
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of year                                         284,320        285,934        43,841       39,468
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                            $  253,442        284,320        44,864       43,841
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF
     THE FUNDS               Kemper California Tax-Free Income Fund, Kemper
                             Florida Tax Free Income Fund, Kemper New York
                             Tax-Free Income Fund and Kemper Ohio Tax-Free
                             Income Fund (the "funds") are a non-diversified series of Kemper State Tax-Free Income Series (the
                             "trust") which is registered under the Investment
                             Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The
                             Trust is organized as a Massachusetts business trust.

                             Each fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. Each share of a fund has equal rights with respect to voting subject to class specific arrangements.

                             Each fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by each fund in the preparation of its financial statements.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

                             All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the fund if the option is exercised. During the period, the fund purchased put options other financial instruments. In addition, during the period, the fund purchased call options or other financial instruments.

                             The liability representing the fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or,

NOTES TO FINANCIAL STATEMENTS

                             in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

                             If the fund writes a covered call option, the fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the fund purchased interest rate futures to manage the duration of the portfolio. In addition, the fund also sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

                             From November 1 through August 31, 1999, the
                             California, Florida, New York and Ohio fund's incurred approximately $5,277,000, $145,000, $913,000 and $182,000 of net realized capital losses, respectively. As permitted by tax

NOTES TO FINANCIAL STATEMENTS

                             regulations, each fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2000.

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of each fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The trust has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). Under the trust's management agreement each fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the year ended August 31, 1999 are as follows:

                             California                               $5,147,000

                             Florida                                     563,000

                             New York                                  1,505,000

                             Ohio                                        252,000

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each fund's Class A shares for the year ended August 31, 1999 are as follows:

                                                                    COMMISSIONS       COMMISSIONS ALLOWED
                                                                  RETAINED BY KDI     BY KDI TO AFFILIATES
                                                                  ---------------     --------------------
                             California                               $92,000                    --
                             Florida                                   26,000                    --
                             New York                                  22,000                 3,000
                             Ohio                                       5,000                    --

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of

NOTES TO FINANCIAL STATEMENTS

                             Class B and Class C shares. Distribution fees and CDSC for the year ended August 31, 1999 are as follows:

                                                                                   DISTRIBUTION FEES AND
                                                                                   CDSC RECEIVED BY KDI
                                                                                   ---------------------
                             California                                                  $423,000
                             Florida                                                       75,000
                             New York                                                     152,000
                             Ohio                                                         129,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1999 are as follows:

                                                                     ASF PAID BY         ASF PAID BY
                                                                   THE FUND TO KDI    KDI TO AFFILIATES
                                                                   ---------------    -----------------
                             California                              $1,874,000                --
                             Florida                                    204,000             1,000
                             New York                                   530,000             9,000
                             Ohio                                       102,000                --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, for the year ended August 31, 1999, KSvC received transfer agency fees as follows:

                             California                                 $402,000
                             Florida                                      46,000
                             New York                                    143,000
                             Ohio                                         27,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. For the year ended August 31, 1999, the funds made no payments to their officers and incurred trustees' fees aggregating $47,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended August 31, 1999, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                 CALIFORNIA    FLORIDA    NEW YORK     OHIO
                                                                 ----------    -------    --------    ------
                             Purchases                            $603,220      53,452     187,429    13,127
                             Proceeds from sales                   713,298      63,627     215,278    12,952

                             Options transactions are as follows (in thousands):

                                                         CALIFORNIA              FLORIDA                NEW YORK
                                                    --------------------   --------------------   --------------------
                                                    CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                                    ---------   --------   ---------   --------   ---------   --------
                             Beginning of year          --          --         --          --         --          --
                             Written                   892       $ 259         92          27        248          72
                             Closed                   (892)       (259)       (92)        (27)      (248)        (72)
                                                      ----       -----        ---        ----       ----        ----
                             End of year                --       $  --         --          --         --          --
                                                      ====       =====        ===        ====       ====        ====

                                                            OHIO
                                                    --------------------
                                                    CONTRACTS   PREMIUMS
                                                    ---------   --------
                             Beginning of year         --          --
                             Written                   --          --
                             Closed                    --          --
                                                       --          --
                             End of year               --          --
                                                       ==          ==

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the funds (in thousands):

                                                                                YEAR ENDED AUGUST 31,
                                                                       1999                              1998
                                                              -----------------------           -----------------------
                                       CALIFORNIA             SHARES         AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                45,978       $ 342,247            23,569       $ 178,026
                                       --------------------------------------------------------------------------------
                                        CLASS B                 1,639          12,319             1,683          12,734
                                       --------------------------------------------------------------------------------
                                        Class C                17,067         127,179            11,621          87,312
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                 4,854          36,260             5,163          38,989
                                       --------------------------------------------------------------------------------
                                        Class B                   178           1,328               138           1,042
                                       --------------------------------------------------------------------------------
                                        Class C                    22             160                19             142
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (58,929)       (438,610)          (30,796)       (232,622)
                                       --------------------------------------------------------------------------------
                                        Class B                (1,113)         (8,321)             (567)         (4,288)
                                       --------------------------------------------------------------------------------
                                        Class C               (17,410)       (129,853)          (10,960)        (82,502)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   121             903               200           1,508
                                       --------------------------------------------------------------------------------
                                        Class B                  (121)           (903)             (200)         (1,508)
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $ (57,291)                        $  (1,167)
                                       --------------------------------------------------------------------------------

                                                                                YEAR ENDED AUGUST 31,
                                                                       1999                              1998
                                                              -----------------------           -----------------------
                                       FLORIDA                SHARES         AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                 1,524       $  15,773             1,067       $  11,250
                                       --------------------------------------------------------------------------------
                                        Class B                   232           2,416               308           3,227
                                       --------------------------------------------------------------------------------
                                        Class C                    70             718                13             142
                                       --------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   331           3,413               290           3,052
                                       --------------------------------------------------------------------------------
                                        Class B                    15             150                11             117
                                       --------------------------------------------------------------------------------
                                        Class C                     1              12                 1              10
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (2,625)        (26,882)           (1,419)        (14,927)
                                       --------------------------------------------------------------------------------
                                        Class B                  (151)         (1,553)             (104)         (1,149)
                                       --------------------------------------------------------------------------------
                                        Class C                   (10)           (110)               (1)            (11)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    29             323                19             201
                                       --------------------------------------------------------------------------------
                                        Class B                   (31)           (323)              (19)           (201)
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $  (6,063)                        $   1,711
                                       --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                                YEAR ENDED AUGUST 31,
                                                                        1999                            1998
                                                                ---------------------           ---------------------
                                       NEW YORK                 SHARES        AMOUNT            SHARES        AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                    867       $  9,422            1,255       $ 13,685
                                       ------------------------------------------------------------------------------
                                        Class B                    392          4,259              295          3,244
                                       ------------------------------------------------------------------------------
                                        Class C                     92          1,000              212          2,324
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                  1,037         11,209              948         10,538
                                       ------------------------------------------------------------------------------
                                        Class B                     46            494               36            402
                                       ------------------------------------------------------------------------------
                                        Class C                     17            183               12            139
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (3,003)       (32,159)          (3,067)       (33,718)
                                       ------------------------------------------------------------------------------
                                        Class B                   (169)        (1,829)            (105)        (1,155)
                                       ------------------------------------------------------------------------------
                                        Class C                    (60)          (638)            (156)        (1,712)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                     46            499               43            467
                                       ------------------------------------------------------------------------------
                                        Class B                    (46)          (499)             (43)          (467)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS           $ (8,059)                       $ (6,253)
                                       ------------------------------------------------------------------------------

                                                                                YEAR ENDED AUGUST 31,
                                                                        1999                            1998
                                                                ---------------------           ---------------------
                                       OHIO                     SHARES        AMOUNT            SHARES        AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                    384       $  4,034              319       $  3,297
                                       ------------------------------------------------------------------------------
                                        Class B                    359          3,738              258          2,688
                                       ------------------------------------------------------------------------------
                                        Class C                    115          1,167               59            611
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     92            956               99          1,027
                                       ------------------------------------------------------------------------------
                                        Class B                     30            310               27            282
                                       ------------------------------------------------------------------------------
                                        Class C                      3             35                3             28
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (449)        (4,653)            (337)        (3,501)
                                       ------------------------------------------------------------------------------
                                        Class B                   (168)        (1,724)            (127)        (1,297)
                                       ------------------------------------------------------------------------------
                                        Class C                    (25)          (256)              (4)           (39)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                      4             47               --             --
                                       ------------------------------------------------------------------------------
                                        Class B                     (4)           (47)              --             --
                                       ------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS           $  3,607                        $  3,096
                                       ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ---------------------------------------
                                                               CLASS A
                                               ---------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                               ---------------------------------------
                 CALIFORNIA                     1999    1998   1997   1996   1995
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value, beginning of year             $ 7.65   7.52   7.31   7.35     7.22
------------------------------------------------------ -------------------------------
Income from investment operations:
  Net investment income (loss)                    .34    .36    .38    .39      .39
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.41)   .26    .25    .04      .17
--------------------------------------------------------------------------------------
Total from investment operations                 (.07)   .62    .63    .43      .56
------------------------------------------------------- ------------------------------
Less dividends:
  Distribution from net investment income         .34    .36    .38    .39      .39
--------------------------------------------------------------------------------------
  Distribution from net realized gain             .14    .13    .04    .08      .04
--------------------------------------------------------------------------------------
Total dividends                                   .48    .49    .42    .47      .43
--------------------------------------------------------------------------------------
Net asset value, end of year                   $ 7.10   7.65   7.52   7.31     7.35
--------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.07)% 8.56   8.78   5.92     8.13
--------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------
Expenses                                          .82%   .78    .79    .78      .74
--------------------------------------------------------------------------------------
Net investment income                            4.60%  4.82   5.08   5.18     5.53
--------------------------------------------------------------------------------------

                                               ---------------------------------------
                                                               CLASS B
                                               ---------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                               ---------------------------------------
                                                1999    1998   1997   1996   1995
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value, beginning of year             $ 7.66   7.52   7.32   7.35    7.22
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .28    .30    .32    .32     .33
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.41)   .27    .24    .05     .17
--------------------------------------------------------------------------------------
Total from investment operations                 (.13)   .57    .56    .37     .50
--------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .28    .30    .32    .32     .33
--------------------------------------------------------------------------------------
  Distribution from net realized gain             .14    .13    .04    .08     .04
--------------------------------------------------------------------------------------
Total dividends                                   .42    .43    .36    .40     .37
--------------------------------------------------------------------------------------
Net asset value, end of year                   $ 7.11   7.66   7.52   7.32    7.35
--------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.90)% 7.79   7.73   5.16    7.17
--------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------
Expenses                                         1.65%  1.63   1.62   1.63    1.60
--------------------------------------------------------------------------------------
Net investment income                            3.75%  3.97   4.25   4.33    4.67
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ----------------------------------------
                                                               CLASS C
                                               ----------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                               ----------------------------------------
                                                1999    1998    1997   1996   1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of year             $ 7.60    7.50   7.31   7.34    7.22
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .28     .30   .32    .32      .33
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.41)    .23   .23    .05      .16
---------------------------------------------------------------------------------------
Total from investment operations                 (.13)    .53   .55    .37      .49
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .28     .30   .32    .32      .33
---------------------------------------------------------------------------------------
  Distribution from net realized gain             .14     .13   .04    .08      .04
---------------------------------------------------------------------------------------
Total dividends                                   .42     .43   .36    .40      .37
---------------------------------------------------------------------------------------
Net asset value, end of year                   $ 7.05    7.60   7.50   7.31    7.34
---------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.91)%  7.21   7.59   5.15    7.08
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
Expenses                                         1.68%   1.62   1.60   1.64    1.56
---------------------------------------------------------------------------------------
Net investment income                            3.71%   3.98   4.27   4.32    4.71
---------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                               ------------------------------------------------------------
                                                 1999       1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $895,938   1,024,272   1,007,907   1,040,538   1,087,232
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              62%         61          79         100          69
-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------
                                                                CLASS A
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
FLORIDA                                         1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.62   10.42   10.21   10.27   10.11
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .47     .49     .51     .52     .53
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.68)    .35     .33     .08     .30
-----------------------------------------------------------------------------------------
Total from investment operations                 (.21)    .84     .84     .60     .83
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .47     .49     .51     .52     .53
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .22     .15     .12     .14     .14
-----------------------------------------------------------------------------------------
Total dividends                                   .69     .64     .63     .66     .67
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.72   10.62   10.42   10.21   10.27
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (2.13)%  8.27    8.37    5.83    8.62
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                          .88%    .85     .83     .84     .80
-----------------------------------------------------------------------------------------
Net investment income                            4.57%   4.65    4.92    5.00    5.30
-----------------------------------------------------------------------------------------

                                               ------------------------------------------
                                                                CLASS B
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
                                                1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.60   10.40   10.19   10.26   10.10
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .39     .40     .42     .43     .44
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.67)    .35     .33     .07     .30
-----------------------------------------------------------------------------------------
Total from investment operations                 (.28)    .75     .75     .50     .74
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .39     .40     .42     .43     .44
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .22     .15     .12     .14     .14
-----------------------------------------------------------------------------------------
Total dividends                                   .61     .55     .54     .57     .58
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.71   10.60   10.40   10.19   10.26
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (2.85)%  7.38    7.48    4.84    7.67
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                         1.69%   1.68    1.65    1.68    1.65
-----------------------------------------------------------------------------------------
Net investment income                            3.76%   3.82    4.10    4.16    4.45
-----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------
                                                                CLASS C
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
                                                1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.60   10.41   10.20   10.26   10.10
-----------------------------------------------------------------------------------------
Income from investment operations: Net
  investment income (loss)                        .39     .40     .42     .43     .45
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.67)    .34     .33     .08     .30
-----------------------------------------------------------------------------------------
Total from investment operations                 (.28)    .74     .75     .51     .75
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .39     .40     .42     .43     .45
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .22     .15     .12     .14     .14
-----------------------------------------------------------------------------------------
Total dividends                                   .61     .55     .54     .57     .59
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.71   10.60   10.41   10.20   10.26
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (2.84)%  7.26    7.49    4.97    7.84
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                         1.68%   1.69    1.64    1.64    1.52
-----------------------------------------------------------------------------------------
Net investment income                            3.76%   3.81    4.11    4.20    4.58
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------

                                                              YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------
                                                1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $92,480   107,531   103,845   108,105   117,292
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                             56%       70        87       119        96
--------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------
                                                                CLASS A
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
NEW YORK                                        1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $11.11   10.93   10.66   10.80   10.73
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .49     .53     .56     .56     .58
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.63)    .36     .36      --     .20
-----------------------------------------------------------------------------------------
Total from investment operations                 (.14)    .89     .92     .56     .78
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .49     .53     .56     .56     .58
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .26     .18     .09     .14     .13
-----------------------------------------------------------------------------------------
Total dividends                                   .75     .71     .65     .70     .71
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $10.22   11.11   10.93   10.66   10.80
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.52)%  8.44    8.77    5.26    7.62
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                          .88%    .84     .83     .83     .81
-----------------------------------------------------------------------------------------
Net investment income                            4.49%   4.81    5.15    5.15    5.47
-----------------------------------------------------------------------------------------

                                               ------------------------------------------
                                                                CLASS B
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
                                                1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $11.13   10.94   10.66   10.80   10.73
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .39     .44     .47     .47     .48
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.64)    .37     .37      --     .20
-----------------------------------------------------------------------------------------
Total from investment operations                 (.25)    .81     .84     .47     .68
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .39     .44     .47     .47     .48
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .26     .18     .09     .14     .13
-----------------------------------------------------------------------------------------
Total dividends                                   .65     .62     .56     .61     .61
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $10.23   11.13   10.94   10.66   10.80
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (2.44)%  7.65    7.96    4.36    6.69
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                         1.73%   1.67    1.67    1.69    1.67
-----------------------------------------------------------------------------------------
Net investment income                            3.64%   3.98    4.31    4.29    4.61
-----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------
                                                                CLASS C
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
                                                1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $11.10   10.92   10.65   10.79   10.73
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .40     .44     .47     .47     .48
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.63)    .36     .36      --     .19
-----------------------------------------------------------------------------------------
Total from investment operations                 (.23)    .80     .83     .47     .67
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .40     .44     .47     .47     .48
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .26     .18     .09     .14     .13
-----------------------------------------------------------------------------------------
Total dividends                                   .66     .62     .56     .61     .61
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $10.21   11.10   10.92   10.65   10.79
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (2.33)%  7.56    7.87    4.38    6.64
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                         1.71%   1.67    1.65    1.67    1.62
-----------------------------------------------------------------------------------------
Net investment income                            3.65%   3.98    4.33    4.31    4.66
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------

                                                              YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------
                                                 1999      1998      1997      1996      1995
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $253,442   284,320   285,934   302,346   319,477
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                              69%       77        92       104       112
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -----------------------------------------
                                                                CLASS A
                                               -----------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               -----------------------------------------
OHIO                                            1999    1998    1997    1996   1995
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.54   10.22    9.93   9.81    9.56
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .46     .47     .47   .48      .50
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.53)    .39     .32   .12      .25
----------------------------------------------------------------------------------------
Total from investment operations                 (.07)    .86     .79   .60      .75
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .46     .47     .47   .48      .50
----------------------------------------------------------------------------------------
  Distribution from net realized gain             .04     .07     .03    --       --
----------------------------------------------------------------------------------------
Total dividends                                   .50     .54     .50   .48      .50
----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.97   10.54   10.22   9.93    9.81
----------------------------------------------------------------------------------------
TOTAL RETURN                                     (.66)%  8.57    8.17   6.16    8.20
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
Expenses                                          .94%    .87     .89   .91      .63
----------------------------------------------------------------------------------------
Net investment income                            4.38%   4.51    4.69   4.78    5.07
----------------------------------------------------------------------------------------

                                               -----------------------------------------
                                                                CLASS B
                                               -----------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               -----------------------------------------
                                                1999    1998    1997    1996   1995
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.54   10.22    9.93   9.81    9.56
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .38     .38     .39    .39     .44
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.53)    .39     .32    .12     .25
----------------------------------------------------------------------------------------
Total from investment operations                 (.15)    .77     .71    .51     .69
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .38     .38     .39    .39     .44
----------------------------------------------------------------------------------------
  Distribution from net realized gain             .04     .07     .03     --      --
----------------------------------------------------------------------------------------
Total dividends                                   .42     .45     .42    .39     .44
----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.97   10.54   10.22   9.93    9.81
----------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.55)%  7.69    7.29   5.30    7.57
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
Expenses                                         1.74%   1.69    1.70   1.73    1.32
----------------------------------------------------------------------------------------
Net investment income                            3.57%   3.69    3.88   3.96    4.58
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               ------------------------------------------
                                                                CLASS C
                                               ------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               ------------------------------------------
                                                1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.54   10.22    9.93    9.81    9.56
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .37     .38     .39     .39     .44
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        (.53)    .39     .32     .12     .25
-----------------------------------------------------------------------------------------
Total from investment operations                 (.16)    .77     .71     .51     .69
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .37     .38     .39     .39     .44
-----------------------------------------------------------------------------------------
  Distribution from net realized gain             .04     .07     .03      --      --
-----------------------------------------------------------------------------------------
Total dividends                                   .41     .45     .42     .39     .44
-----------------------------------------------------------------------------------------
Net asset value, end of year                   $ 9.97   10.54   10.22    9.93    9.81
-----------------------------------------------------------------------------------------
TOTAL RETURN                                    (1.48)%  7.70    7.32    5.28    7.56
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
Expenses                                         1.77%   1.67    1.68    1.74    1.27
-----------------------------------------------------------------------------------------
Net investment income                            3.53%   3.71    3.90    3.95    4.63
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------

                                                            YEAR ENDED AUGUST 31,
                                               -----------------------------------------------
                                                1999      1998     1997     1996     1995
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $44,864   43,841   39,468   37,100   31,450
----------------------------------------------------------------------------------------------
Portfolio turnover rate                             29%      15       52       86       90
----------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:

Scudder Kemper Investments, Inc. agreed to temporarily waive and absorb certain operating expenses of the fund for the fiscal year ended August 31, 1995. Absent this waiver, the ratios of expenses to average net assets would have increased and the ratios of net investment income to average net assets would have decreased by the following amounts:

0.20% for Class A, 0.43% for Class B and 0.42% for Class C, respectively.

--------------------------------------------------------------------------------
NOTE FOR ALL FUNDS:
--------------------------------------------------------------------------------

Total return does not reflect the effect of sales charges.

--------------------------------------------------------------------------------
TAX INFORMATION
--------------------------------------------------------------------------------

Please consult a tax adviser if you have questions about federal or state income tax laws, or how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

NOTES

TRUSTEES & OFFICERS

TRUSTEES                     OFFICERS

JOHN W. BALLANTINE           MARK S. CASADY                 MAUREEN E. KANE
Trustee                      President                      Assistant Secretary

LEWIS A. BURNHAM             PHILIP J. COLLORA              CAROLINE PEARSON
Trustee                      Vice President and Secretary   Assistant Secretary

DONALD L. DUNAWAY            JOHN R. HEBBLE                 BRENDA LYONS
Trustee                      Treasurer                      Assistant Treasurer

ROBERT B. HOFFMAN            ANN M. MCCREARY
Trustee                      Vice President

DONALD R. JONES              ROBERT C. PECK, JR.
Trustee                      Vice President

THOMAS W. LITTAUER           KATHRYN L. QUIRK
Trustee and Vice President   Vice President

SHIRLEY D. PETERSON          LINDA J. WONDRACK
Trustee                      Vice President

CORNELIA SMALL
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                              222 North LaSalle Street
                              Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                   KEMPER SERVICE COMPANY
SERVICE AGENT                 P.O. Box 419557
                              Kansas City, MO 64141
--------------------------------------------------------------------------------
TRANSFER AGENT                INVESTORS FIDUCIARY TRUST COMPANY
                              801 Pennsylvania Avenue
                              Kansas City, MO 64105
--------------------------------------------------------------------------------
CUSTODIAN                     STATE STREET BANK AND TRUST COMPANY
                              225 Franklin Street
                              Boston, MA 02110
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS          ERNST & YOUNG LLP
                              233 South Wacker Drive
                              Chicago, IL 60606
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER         KEMPER DISTRIBUTORS, INC.
                              222 South Riverside Plaza Chicago, IL 60606 www.kemper.com




[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)



Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.
KSTIS-2 (10/25/99) 1090140